Document And Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	UNISYS CORP
Entity Central Index Key	0000746838
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	43,442,193
Entity Public Float		$ 1.1

Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Services	$ 3,354.6	$ 3,457.4	$ 3,824.9
Technology	499.2	562.2	560.8
Revenues, total	3,853.8	4,019.6	4,385.7
Costs and expenses
Services	2,672.8	2,731.8	3,026.1
Technology	194	216.1	246.6
Cost of revenue, total	2,866.8	2,947.9	3,272.7
Selling, general and administrative expenses	586.3	617.1	681.1
Research and development expenses	76.1	78.9	101.9
Costs and expenses, total	3,529.2	3,643.9	4,055.7
Operating profit	324.6	375.7	330
Interest expense	63.1	101.8	95.2
Other income (expense), net	(55.5)	(51)	(16.6)
Income from continuing operations before income taxes	206	222.9	218.2
Provision for income taxes	64.8	58.8	42.3
Consolidated net income before discontinued operations	141.2	164.1	175.9
Income from discontinued operations, net of tax		77.2	17.1
Net income	141.2	241.3	193
Less: Net income attributable to noncontrolling interests	7.2	5.2	3.7
Less: Preferred stock dividends	13.5
Net income attributable to Unisys Corporation common shareholders	120.5	236.1	189.3
Amounts attributable to Unisys Corporation common shareholders
Income from continuing operations, net of tax	120.5	158.9	172.2
Income from discontinued operations, net of tax		$ 77.2	$ 17.1
Basic
Continuing operations	$ 2.79	$ 3.74	$ 4.38
Discontinued operations		$ 1.81	$ 0.44
Total	$ 2.79	$ 5.55	$ 4.82
Diluted
Continuing operations	$ 2.71	$ 3.67	$ 4.32
Discontinued operations		$ 1.78	$ 0.43
Total	$ 2.71	$ 5.45	$ 4.75

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 714.9	$ 828.3
Accounts and notes receivable, net	673	789.7
Inventories:
Parts and finished equipment	38.1	44.8
Work in process and materials	26.7	44.1
Deferred income taxes	27.1	40.7
Prepaid expenses and other current assets	123.6	127.8
Total	1,603.4	1,875.4
Properties	1,257.2	1,339
Less - Accumulated depreciation and amortization	1,065.9	1,119.3
Properties, net	191.3	219.7
Outsourcing assets, net	137.9	162.3
Marketable software, net	129.8	143.8
Prepaid postretirement assets	43.9	31.2
Deferred income taxes	181.5	179.6
Goodwill	192.5	197.9
Other long-term assets	131.9	211
Total	2,612.2	3,020.9
Liabilities and deficit
Current maturities of long-term debt	0.9	0.8
Accounts payable	241.6	260.7
Deferred revenue	448.1	556.3
Other accrued liabilities	425.5	518.9
Total	1,116.1	1,336.7
Long-term debt	358.8	823.2
Long-term postretirement liabilities	2,224	1,509.2
Long-term deferred revenue	120.3	149.4
Other long-term liabilities	104	136.2
Commitments and contingencies
Deficit
6.25% mandatory convertible preferred stock, net of issuance costs (2.6 million and zero shares issued)	249.7
Common stock, par value $.01 per share (100.0 million shares authorized; 43.8 million shares and 42.9 million shares issued)	0.4	0.4
Accumulated deficit	(2,036.6)	(2,170.6)
Treasury stock, at cost	(48.1)	(46)
Paid-in capital	4,217.4	4,207.2
Accumulated other comprehensive loss	(3,700.9)	(2,928.3)
Total Unisys stockholders' deficit	(1,318.1)	(937.3)
Noncontrolling interests	7.1	3.5
Total deficit	(1,311)	(933.8)
Total	$ 2,612.2	$ 3,020.9

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Preferred stock, shares issued	2,600,000	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	43,800,000	42,900,000

Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Consolidated net income before discontinued operations	$ 141.2	$ 164.1	$ 175.9
Income from discontinued operations, net of tax		77.2	17.1
Add (deduct) items to reconcile consolidated net income to net cash provided by operating activities:
Company stock issued for U.S. 401(k) plan	11.8
Foreign currency transaction losses		19.9
Loss on debt extinguishment	85.2	2.1
Employee stock compensation	13.9	9.4	0.7
Depreciation and amortization of properties	66.4	75.8	96.9
Depreciation and amortization of outsourcing assets	62.7	111.9	151
Amortization of marketable software	65.7	62.9	104.6
Disposal of capital assets	1.4	9.8	10.8
Loss (gain) on sale of businesses and assets	(2.2)	(65.5)	8.8
Decrease (increase) in deferred income taxes, net	28.6	(34.4)	(87.9)
Decrease (increase) in receivables, net	92.1	(31.9)	62.1
Decrease in inventories	22.1	12.4	14
Increase in other assets	(5.9)	(94.2)	(121.9)
(Decrease) increase in accounts payable and other accrued liabilities	(214.4)	56.5	(70.7)
(Decrease) increase in other liabilities	(50.6)	(38.4)	37.3
Other	(0.8)	(0.8)	(1.9)
Net cash provided by operating activities	317.2	336.8	396.8
Cash flows from investing activities
Proceeds from investments	691.2	417.4	404.1
Purchases of investments	(688.2)	(416.5)	(402.8)
Restricted deposits	50.7	23.4	(86.8)
Investment in marketable software	(51.7)	(55.8)	(57.6)
Capital additions of properties	(42.2)	(64.1)	(45.9)
Capital additions of outsourcing assets	(40.5)	(83.2)	(97.8)
Net (payments) proceeds from sales of businesses and assets	(15.6)	117.2	15.5
Net cash used for investing activities	(96.3)	(61.6)	(271.3)
Cash flows from financing activities
Proceeds from issuance of preferred stock, net of issuance costs	249.7
Payments of long-term debt	(555.7)	(92.8)	(30)
Dividends paid on preferred stock	(12.2)
Dividends paid to noncontrolling interest	(0.4)
Financing fees	(2.2)	(0.1)	(16.1)
Proceeds from exercise of stock options	1.4	1.4
Net cash used for financing activities	(319.4)	(91.5)	(46.1)
Effect of exchange rate changes on cash and cash equivalents	(14.9)	(3)	24.2
(Decrease) increase in cash and cash equivalents	(113.4)	180.7	103.6
Cash and cash equivalents, beginning of year	828.3	647.6	544
Cash and cash equivalents, end of year	$ 714.9	$ 828.3	$ 647.6

Consolidated Statements Of Equity (Deficit) (USD $) In Millions, unless otherwise specified	Comprehensive Income (Loss) [Member]	Common Stock [Member]	Preferred Stock [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Paid-In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Non-Controlling Interests [Member]	Unisys Corporation [Member]	Total
Beginning Balance, Value at Dec. 31, 2008		$ 0.4		$ (2,596)	$ (44.8)	$ 4,102.6	$ (2,904.6)	$ 18.6	$ (1,442.4)	$ (1,423.8)
Stock-based compensation, value					(0.2)	2.1			1.9	1.9
Shares issued in debt exchange, value						91.8			91.8	91.8
Comprehensive Income:
Consolidated net income	193			189.3				3.7	189.3	193
Other comprehensive income:
Translation adjustments	78.1						71.6	6.5	71.6	78.1
Postretirement plans	(212.7)						(180.5)	(32.2)	(180.5)	(212.7)
Other comprehensive income, Total	(134.6)								(108.9)	(134.6)
Comprehensive income (loss)	58.4									58.4
Ending Balance, Value at Dec. 31, 2009		0.4		(2,406.7)	(45)	4,196.5	(3,013.5)	(3.4)	(1,268.3)	(1,271.7)
Stock-based compensation, value					(1)	10.7			9.7	9.7
Comprehensive Income:
Consolidated net income	241.3			236.1				5.2	236.1	241.3
Other comprehensive income:
Translation adjustments	24.2						25.7	(1.5)	25.7	24.2
Postretirement plans	62.7						59.5	3.2	59.5	62.7
Other comprehensive income, Total	86.9								85.2	86.9
Comprehensive income (loss)	328.2									328.2
Ending Balance, Value at Dec. 31, 2010		0.4		(2,170.6)	(46)	4,207.2	(2,928.3)	3.5	(937.3)	(933.8)
Stock-based compensation, value					(2.1)	26.4			24.3	24.3
Sale of preferred stock, net of expenses			249.7						249.7	249.7
Dividends declared to preferred holders						(16.2)			(16.2)	(16.2)
Dividends declared to noncontrolling interests								(1.4)		(1.4)
Comprehensive Income:
Consolidated net income	141.2			134				7.2	134	141.2
Other comprehensive income:
Translation adjustments	(46.3)						(44.9)	(1.4)	(44.9)	(46.3)
Postretirement plans	(728.5)						(727.7)	(0.8)	(727.7)	(728.5)
Other comprehensive income, Total	(774.8)								(772.6)	(774.8)
Comprehensive income (loss)	(633.6)									(633.6)
Ending Balance, Value at Dec. 31, 2011		$ 0.4	$ 249.7	$ (2,036.6)	$ (48.1)	$ 4,217.4	$ (3,700.9)	$ 7.1	$ (1,318.1)	$ (1,311)

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

1. Summary of significant accounting policies

Principles of consolidation The consolidated financial statements include the accounts of all majority-owned subsidiaries.

Use of estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions about future events. These estimates and assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities and the reported amounts of revenue and expenses. Such estimates include the valuation of accounts receivables, inventories, outsourcing assets, marketable software, goodwill and other long-lived assets, legal contingencies, indemnifications, and assumptions used in the calculation for systems integration projects, income taxes and retirement and other post-employment benefits, among others. These estimates and assumptions are based on management's best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Management adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.

Cash equivalents All short-term investments purchased with a maturity of three months or less and certificates of deposits which may be withdrawn at any time at the discretion of the company without penalty are classified as cash equivalents.

Inventories Inventories are valued at the lower of cost or market. Cost is determined on the first-in, first-out method.

Properties Properties are carried at cost and are depreciated over the estimated lives of such assets using the straight-line method. The estimated lives used, in years, are as follows: buildings, 20 – 50; machinery and office equipment, 4 – 7; rental equipment, 4; and internal-use software, 3 – 10.

Advertising costs All advertising costs are expensed as incurred. The amount charged to expense during 2011, 2010 and 2009 was $.9 million, $.6 million and $1.6 million, respectively.

Shipping and handling Costs related to shipping and handling is included in cost of revenue.

Revenue recognition Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the fee is fixed or determinable, and collectability is probable.

Revenue from hardware sales with standard payment terms is recognized upon the passage of title and the transfer of risk of loss. Outside the United States, the company recognizes revenue even if it retains a form of title to products delivered to customers, provided the sole purpose is to enable the company to recover the products in the event of customer payment default and the arrangement does not prohibit the customer's use of the product in the ordinary course of business.

Revenue from software licenses with standard payment terms is recognized at the inception of the initial license term and upon execution of an extension to the license term.

The company also enters into multiple-element arrangements, which may include any combination of hardware, software or services. For example, a client may purchase an enterprise server that includes operating system software. In addition, the arrangement may include post-contract support for the software and a contract for post-warranty maintenance for service of the hardware. These arrangements consist of multiple deliverables, with hardware and software delivered in one reporting period and the software support and hardware maintenance services delivered across multiple reporting periods. In another example, the company may provide desktop managed services to a client on a long term multiple year basis and periodically sell hardware and software products to the client. The services are provided on a continuous basis across multiple reporting periods and the hardware and software products are delivered in one reporting period. To the extent that a deliverable in a multiple-deliverable arrangement is subject to specific guidance, that deliverable is accounted for in accordance with such specific guidance. Examples of such arrangements may include leased hardware which is subject to specific leasing guidance or software which is subject to specific software revenue recognition guidance.

In these transactions, the company allocates the total revenue to be earned under the arrangement among the various elements based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (VSOE) if available, third party evidence (TPE) if VSOE is not available, or the best estimated selling price (ESP) if neither VSOE nor TPE is available. VSOE of selling price is based upon the normal pricing and discounting practices for those products and services when sold separately. TPE of selling price is based on evaluating largely similar and interchangeable competitor products or services in standalone sales to similarly situated customers. ESP is established considering factors such as margin objectives, discounts off of list prices, market conditions, competition and other factors. ESP represents the price at which the company would transact for the deliverable if it were sold by the company regularly on a standalone basis.

For multiple-element arrangements that involve the licensing, selling or leasing of software, for software and software-related elements, the allocation of revenue is based on VSOE. There may be cases in which there is VSOE of selling price of the undelivered elements but no such evidence for the delivered elements. In these cases, the residual method is used to allocate the arrangement consideration. Under the residual method, the amount of consideration allocated to the delivered elements equals the total arrangement consideration less the aggregate VSOE of selling price of the undelivered elements.

For multiple-element arrangements for products or services that (a) do not include the licensing, selling or leasing of software, or (b) contain software that is incidental to the products or services as a whole or (c) contain software components that are sold, licensed or leased with tangible products when the software components and non-software components (i.e., the hardware and software) of the tangible product function together to deliver the tangible product's essential functionality (e.g., sales of the company's enterprise-class servers including hardware and software), the allocation of revenue is based on the relative selling prices of each of the deliverables in the arrangement based on the selling price hierarchy, discussed above.

The company recognizes revenue on delivered elements only if: (a) any undelivered products or services are not essential to the functionality of the delivered products or services, (b) the company has an enforceable claim to receive the amount due in the event it does not deliver the undelivered products or services, (c) there is evidence of the selling price for each undelivered products or services, and (d) the revenue recognition criteria otherwise have been met for the delivered elements. Otherwise, revenue on delivered elements is recognized as the undelivered elements are delivered.

The company evaluates each deliverable in an arrangement to determine whether they represent separate units of accounting. A delivered element constitutes a separate unit of accounting when it has standalone value and there is no customer-negotiated refund or return rights for the delivered elements. If these criteria are not met, the deliverable is combined with the undelivered elements and the allocation of the arrangement consideration and revenue recognition are determined for the combined unit as a single unit.

Revenue from hardware sales and software licenses with extended payment terms is recognized as payments from customers become due (assuming that all other conditions for revenue recognition have been satisfied).

Revenue for operating leases is recognized on a monthly basis over the term of the lease and for sales-type leases at the inception of the lease term.

Revenue from equipment and software maintenance and post-contract support is recognized on a straight-line basis as earned over the terms of the respective contracts. Cost related to such contracts is recognized as incurred.

Revenue and profit under systems integration contracts are recognized either on the percentage-of-completion method of accounting using the cost-to-cost method, or when services have been performed, depending on the nature of the project. For contracts accounted for on the percentage-of-completion basis, revenue and profit recognized in any given accounting period are based on estimates of total projected contract costs. The estimates are continually reevaluated and revised, when necessary, throughout the life of a contract. Any adjustments to revenue and profit resulting from changes in estimates are accounted for in the period of the change in estimate. When estimates indicate that a loss will be incurred on a contract upon completion, a provision for the expected loss is recorded in the period in which the loss becomes evident.

Revenue from time and materials service contracts and outsourcing contracts is recognized as the services are provided using either an objective measure of output or on a straight-line basis over the term of the contract.

Income taxes Income taxes are based on income before taxes for financial reporting purposes and reflect a current tax liability for the estimated taxes payable in the current-year tax return and changes in deferred taxes. Deferred tax assets or liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using enacted tax laws and rates. A valuation allowance is provided on deferred tax assets if it is determined that it is more likely than not that the asset will not be realized. The company has elected the policy of not providing for intra-period tax allocations between pretax earnings and other comprehensive income in instances where there is no net tax provision. This determination is made for each tax jurisdiction.

The company recognizes penalties and interest accrued related to income tax liabilities in provision for income taxes in its consolidated statements of income.

Marketable software The cost of development of computer software to be sold or leased, incurred subsequent to establishment of technological feasibility, is capitalized and amortized to cost of sales over the estimated revenue-producing lives of the products, but not in excess of three years following product release. The company performs quarterly reviews to ensure that unamortized costs remain recoverable from future revenue.

Internal-use software The company capitalizes certain internal and external costs incurred to acquire or create internal-use software, principally related to software coding, designing system interfaces, and installation and testing of the software. These costs are amortized in accordance with the fixed asset policy described above.

Outsourcing assets Costs on outsourcing contracts are generally expensed as incurred. However, certain costs incurred upon initiation of an outsourcing contract are deferred and expensed over the initial contract life. These costs consist principally of initial customer setup and employment obligations related to employees hired under terms of the outsourcing contracts. Additionally, marketable software development costs incurred to develop specific application software for outsourcing are capitalized once technological feasibility has been established. Capitalized software used in outsourcing arrangements is amortized based on current and estimated future revenue from the product. The amortization expense is not less than straight-line amortization expense over the product's useful life. Fixed assets acquired in connection with outsourcing contracts are capitalized and depreciated over the shorter of the initial contract life or in accordance with the fixed asset policy described above.

Recoverability of outsourcing assets is subject to various business risks, including the timely completion and ultimate cost of the outsourcing solution, realization of expected profitability of existing outsourcing contracts and obtaining additional outsourcing customers. The company quarterly compares the carrying value of the outsourcing assets with the undiscounted future cash flows expected to be generated by the outsourcing assets to determine if there is impairment. If impaired, the outsourcing assets are reduced to an estimated fair value on a discounted cash flow basis. The company prepares its cash flow estimates based on assumptions that it believes to be reasonable but are also inherently uncertain. Actual future cash flows could differ from these estimates.

Translation of foreign currency The local currency is the functional currency for most of the company's international subsidiaries, and as such, assets and liabilities are translated into U.S. dollars at year-end exchange rates. Income and expense items are translated at average exchange rates during the year. Translation adjustments resulting from changes in exchange rates are reported in other comprehensive income (loss). Exchange gains and losses on intercompany balances are reported in other income (expense), net.

For those international subsidiaries operating in highly inflationary economies, the U.S. dollar is the functional currency, and as such, nonmonetary assets and liabilities are translated at historical exchange rates, and monetary assets and liabilities are translated at current exchange rates. Exchange gains and losses arising from translation are included in other income (expense), net.

Stock-based compensation plans Stock-based compensation represents the cost related to stock-based awards granted to employees and directors. The company recognizes compensation expense for the fair value of stock options, which have graded vesting, on a straight-line basis over the requisite service period. The company estimates the fair value of stock options using a Black-Scholes valuation model. The expense is recorded in selling, general and administrative expenses.

Retirement benefits Accounting rules covering defined benefit pension plans and other postretirement benefits require that amounts recognized in financial statements be determined on an actuarial basis. A significant element in determining the company's retirement benefits expense or income is the expected long-term rate of return on plan assets. This expected return is an assumption as to the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the projected pension benefit obligation. The company applies this assumed long-term rate of return to a calculated value of plan assets, which recognizes changes in the fair value of plan assets in a systematic manner over four years. This produces the expected return on plan assets that is included in retirement benefits expense or income. The difference between this expected return and the actual return on plan assets is deferred. The net deferral of past asset losses or gains affects the calculated value of plan assets and, ultimately, future retirement benefits expense or income.

At December 31 of each year, the company determines the fair value of its retirement benefits plan assets as well as the discount rate to be used to calculate the present value of plan liabilities. The discount rate is an estimate of the interest rate at which the retirement benefits could be effectively settled. In estimating the discount rate, the company looks to rates of return on high-quality, fixed-income investments currently available and expected to be available during the period to maturity of the retirement benefits. The company uses a portfolio of fixed-income securities, which receive at least the second-highest rating given by a recognized ratings agency.

Fair value measurements Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. When determining fair value measurements for assets and liabilities required to be recorded at fair value, the company considers the principal or most advantageous market in which it would transact and also considers assumptions that market participants would use when pricing an asset or liability. The fair value hierarchy has three levels of inputs that may be used to measure fair value: Level 1 – Quoted market prices in active markets for identical assets or liabilities; Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data; and Level 3 – Unobservable inputs that are not corroborated by market data. The company has applied fair value measurements to its derivatives (see note 12), to its postretirement plan assets (see note 16) and to its long-term debt (see note 9).

Earnings Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share [Abstract]
Earnings Per Common Share

2. Earnings per common share

The following table shows how the earnings per common share attributable to Unisys Corporation were computed for the three years ended December 31, 2011.

Year ended December 31 (millions, except per share data)	2011	2010	2009
Basic earnings per common share computation
Net income from continuing operations attributable to Unisys Corporation common stockholders	$120.5	$158.9	$172.2
Income from discontinued operations, net of tax	–	77.2	17.1
Net income attributable to Unisys Corporation common stockholders	$120.5	$236.1	$189.3
Weighted average shares (thousands)	43,145	42,562	39,241
Basic earnings per common share
Continuing operations	$2.79	$3.74	$4.38
Discontinued operations	–	1.81	.44
Total	$2.79	$5.55	$4.82
Diluted earnings per common share computation
Net income from continuing operations attributable to Unisys Corporation common shareholders	$120.5	$158.9	$172.2
Add preferred stock dividends	13.5	–	–
Net income from continuing operations attributable to Unisys Corporation for diluted earnings per share	134.0	158.9	172.2
Income from discontinued operations, net of tax	–	77.2	17.1
Net income attributable to Unisys Corporation for diluted earnings per share	$134.0	$236.1	$189.3
Weighted average shares (thousands)	43,145	42,562	39,241
Plus incremental shares from assumed conversions
Employee stock plans	553	771	593
Preferred stock	5,780	–	–
Adjusted weighted average shares	49,478	43,333	39,834
Diluted earnings per common share
Continuing operations	$2.71	$3.67	$4.32
Discontinued operations	–	1.78	.43
Total	$2.71	$5.45	$4.75

In 2011, 2010 and 2009, the following weighted-average number of stock options and restricted stock units were antidilutive and therefore excluded from the computation of diluted earnings per common share (in thousands): 2,119; 2,545; and 3,165, respectively.

Discontinued Operations And Sale Of Businesses	12 Months Ended
Dec. 31, 2011
Discontinued Operations And Sale Of Businesses [Abstract]
Discontinued Operations And Sale Of Businesses

3. Discontinued operations and sale of businesses

On April 30, 2010, the company completed the sale of its health information management (HIM) business, and on August 31, 2010, the company completed the sale of its UK-based Unisys Insurance Services Limited (UISL) business, which provided business process outsourcing (BPO) services to the UK life and pensions industry. In 2010, the company received net proceeds of $117.2 million related to the sale of HIM, UISL and the U.S. specialized technology check sorter equipment and related U.S. maintenance business (discussed below).

The results of total discontinued operations for the years ended December 31, 2010 and 2009 were as follows (in millions of dollars):

(millions)	2010	2009
Revenue	$94.6	$212.0
Income
Operations	$8.2	$16.4
Gain on sale	69.0	–
	77.2	16.4
Income tax benefit	–	(.7)
Income from discontinued operations, net of tax	$77.2	$17.1

The results of the HIM business discontinued operations for the years ended December 31, 2010 and 2009 were as follows (in millions of dollars):

(millions)	2010*	2009
Revenue	$42.0	$111.7
Income
Operations	$10.0	$19.6
Gain on sale	64.5	–
	74.5	19.6
Income tax provision	–	–
Income from discontinued operations, net of tax	$74.5	$19.6

* Includes results of operations through the April 30, 2010 closing date.

The results of the UISL business discontinued operations for the years ended December 31, 2010 and 2009 were as follows (in millions of dollars):

(millions)	2010*	2009
Revenue	$52.6	$100.3
Income (loss)
Operations	$(1.8)	$(3.2)
Gain on sale	4.5	–
	2.7	(3.2)
Income tax benefit	–	(.7)
Income (loss) from discontinued operations, net of tax	$2.7	$(2.5)

* Includes results of operations through the August 31, 2010 closing date.

In connection with the sale of UISL, the company paid $19.3 million during 2011. On February 1, 2010, the company completed the sale of its U.S. specialized technology check sorter equipment and related U.S. maintenance business. In 2009, the company reported an asset impairment related to this business of $13.4 million. In 2010, the company recorded a loss on the sale of approximately $3.3 million, principally as a result of closing date working capital and other adjustments. The divested business, which had operations in both of the company's reporting segments of Services and Technology, generated 2009 revenue and pretax loss of approximately $100 million and $3 million, respectively.

In December 2011, the company signed an agreement to sell its South African subsidiary. The sale is expected to close in the first half of 2012 and result in a gain. At December 31, 2011, the assets and liabilities of this subsidiary were reported as held for sale in the company's consolidated balance sheet as follows: approximately $11 million in "prepaid expenses and other current assets" and approximately $15 million in "other accrued liabilities." The subsidiary, which has operations in both of the company's reporting segments of Services and Technology, generated 2011 revenue and pretax income of approximately $40 million and $8 million, respectively.

Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Goodwill

4. Goodwill

Goodwill is reviewed annually for impairment and whenever events or circumstances occur indicating that goodwill may be impaired. The company performed its annual impairment test in the fourth quarter of 2011, which indicated that goodwill was not impaired.

Changes in the carrying amount of goodwill by segment for the years ended December 31, 2011 and 2010 were as follows:

(millions)	Total	Services	Technology
Balance at December 31, 2009	$198.5	$88.4	$110.1
Sale of business	(1.3)	(1.3)	–
Translation adjustments	.7	(.2)	.9
Balance at December 31, 2010	197.9	86.9	111.0
Transferred to assets held for sale	(1.3)	–	(1.3)
Translation adjustments	(4.1)	(2.7)	(1.4)
Balance at December 31, 2011	$192.5	$84.2	$108.3

Recent Accounting Pronouncements And Accounting Changes	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements And Accounting Changes [Abstract]
Recent Accounting Pronouncements And Accounting Changes

5. Recent accounting pronouncements and accounting changes

Effective January 1, 2011, the company adopted two accounting standards issued by the Financial Accounting Standards Board (FASB) that amend revenue recognition guidance. The first standard supersedes certain prior accounting guidance and requires an entity to allocate arrangement consideration at the inception of an arrangement to all of its deliverables based on their relative standalone selling prices (i.e., the relative-selling-price method). The standard eliminates the use of the residual method of allocation and requires the relative-selling-price method in all circumstances in which an entity recognizes revenue for an arrangement with multiple deliverables subject to this standard. The second standard amends prior software revenue recognition accounting guidance by excluding from the scope of such prior guidance tangible products that contain both software elements and non-software elements that function together to deliver the tangible product's essential functionality. The company has adopted the new standards prospectively for revenue arrangements entered into or materially modified on or after January 1, 2011. In certain of the company's arrangements, revenue was previously deferred for certain deliverables included in multiple element arrangements where the arrangements also included undelivered services for which the company was unable to demonstrate fair value pursuant to previous standards. The new standards require deliverables for which revenue was previously deferred to be separated and recognized as delivered, rather than combined with undelivered items and recognized over the longest service delivery period.

If the new standards were applied to transactions entered into or materially modified in the year ended December 31, 2010, it would not have resulted in a material change to the company's reported revenue for 2010. The company is not able to reasonably estimate the effect of adopting these standards on future periods as the impact will vary based on the nature and volume of new or materially modified deals in any given period.

On October 1, 2011, the company adopted FASB amendments issued in September 2011 to authoritative accounting guidance to simplify how companies test for goodwill impairment. The amendments permit a company to continue to perform quantitative analyses or to first assess qualitative factors to determine whether it is more likely than not (defined as having a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described by current accounting rules. Previous accounting guidance required an entity to test goodwill for impairment, on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount. If the fair value of a reporting unit is less than its carrying amount, then a second step of the test must be performed to measure the amount of impairment loss, if any. Under the amendments, a company is not required to calculate the fair value of a reporting unit unless the company determines that it is more likely than not that its fair value is less than its carrying amount. Adoption of the amendments did not have a material impact to the company's consolidated financial statements.

In June 2011, the FASB issued authoritative guidance that amends previous guidance for the presentation of comprehensive income. It eliminates the current option to present other comprehensive income in the statement of changes in equity. Under this revised guidance, an entity will have the option to present the components of net income and other comprehensive income in either a single continuous statement of comprehensive income or in two separate but consecutive financial statements. The new standard is to be applied retrospectively and is effective for the company beginning in the first quarter of 2012. The company is currently evaluating the alternatives for adopting the guidance. Other than the change in presentation, the company has determined that these changes will not have an impact on its consolidated financial statements.

In May 2011, the FASB issued authoritative guidance that amends previous guidance for fair value measurement and disclosure requirements. The revised guidance changes certain fair value measurement principles, clarifies the application of existing fair value measurements and expands the disclosure requirements, particularly for Level 3 fair value measurements. This standard is effective for the company beginning in the first quarter of 2012. The company is currently evaluating the impact of this guidance, but does not anticipate a material impact to its consolidated financial statements upon adoption.

Accounts Receivable	12 Months Ended
Dec. 31, 2011
Accounts Receivable [Abstract]
Accounts Receivable

6. Accounts receivable

Accounts receivable consist principally of trade accounts receivable from customers and are generally unsecured and due within 30 days. Credit losses relating to these receivables consistently have been within management's expectations. Expected credit losses are recorded as an allowance for doubtful accounts in the consolidated balance sheets. Estimates of expected credit losses are based primarily on the aging of the accounts receivable balances. The company records a specific reserve for individual accounts when it becomes aware of a customer's inability to meet its financial obligations, such as in the case of bankruptcy filings or deterioration in the customer's operating results or financial position. The collection policies and procedures of the company vary by credit class and prior payment history of customers.

Revenue recognized in excess of billings on services contracts, or unbilled accounts receivable, was $153.5 million and $189.7 million at December 31, 2011 and 2010, respectively. Such amounts, a portion of which are awaiting resolution of contract disputes, are included in accounts and notes receivable, net and are stated at net realizable value.

Unearned income, which is deducted from accounts and notes receivable, was $4.1 million and zero at December 31, 2011 and 2010, respectively. The allowance for doubtful accounts, which is reported as a deduction from accounts and notes receivable, was $35.3 million and $37.0 million at December 31, 2011 and 2010, respectively. The provision for doubtful accounts, which is reported in selling, general and administrative expenses in the consolidated statements of income, was (income) expense of $(.6) million, $(.9) million and $(1.2) million, in 2011, 2010 and 2009, respectively.

Effective January 1, 2010, the company adopted a new accounting standard whereby sales under its prior U.S. trade accounts receivable securitization facility (the A/R Facility) no longer met the requirements to be treated as sales, and therefore were accounted for as secured borrowings. At December 31, 2010 and thereafter, no receivables had been sold. At December 31, 2009, receivables of $100 million were sold and therefore removed from the company's consolidated balance sheet. The company received proceeds of $1.2 billion in 2009 from sales of accounts receivable interests under the A/R Facility. The selling price of the receivables interests reflected a discount of 5.3% at December 31, 2009. The discount on the sales of these accounts receivable during the year ended December 31, 2009 was $5.6 million and was recorded in other income (expense), net in the accompanying consolidated statement of income.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

7. Income taxes

Following is the total income from continuing operations before income taxes and the continuing operations provision for income taxes for the three years ended December 31, 2011.

Year ended December 31 (millions)	2011	2010	2009
Income (loss) from continuing operations before income taxes
United States	$(20.4)	$37.4	$25.9
Foreign	226.4	185.5	192.3
Total income from continuing operations before income taxes	$206.0	$222.9	$218.2
Continuing operations provision for income taxes
Current
United States	$2.8	$8.7	$(6.7)
Foreign	43.8	75.4	45.8
State and local	.2	.3	(.4)
Total	46.8	84.4	38.7
Deferred
Foreign	18.0	(25.6)	3.6
Total continuing operations provision for income taxes	$64.8	$58.8	$42.3

Following is a reconciliation of the provision for income taxes at the United States statutory tax rate to the continuing operations provision for income taxes as reported:

Year ended December 31 (millions)	2011	2010	2009
United States statutory income tax provision	$72.1	$78.0	$76.4
Income and losses for which no provision or benefit has been recognized	21.8	(3.0)	(7.8)
Foreign rate differential and other foreign tax expense	(9.9)	(32.0)	(6.1)
Income tax withholdings	9.8	13.1	8.8
Permanent items	4.2	4.3	5.0
Foreign currency devaluation	–	5.7	–
Enacted rate changes	8.4	4.1	2.0
Change in uncertain tax positions	6.1	1.0	4.0
Change in valuation allowances due to changes in judgment	(15.2)	(13.2)	(28.7)
Income tax credits, U.S.	(4.2)	.4	(11.1)
Tax audit matters	(28.3)	.1	–
Other	–	.3	(.2)
Continuing operations provision for income taxes	$64.8	$58.8	$42.3

In 2010 and 2009, foreign rate differential and other foreign tax expense includes tax (provisions) benefits of $(2.7) million and $7.7 million, respectively, related to prior year foreign tax adjustments.

The 2011 provision for income taxes includes $8.4 million due to a reduction in the UK income tax rate. The rate reduction was enacted in the third quarter of 2011, and reduced the rate from 27% to 26% effective April 1, 2011, and to 25% effective April 1, 2012. The provision of $8.4 million was caused by a write down of the UK net deferred tax assets to the 25% rate. In addition, the 2011 provision for income taxes includes a benefit of $28.3 million related to the settlement of two European tax matters.

The tax effects of temporary differences and carryforwards that give rise to significant portions of deferred tax assets and liabilities at December 31, 2011 and 2010 were as follows:

December 31 (millions)	2011	2010
Deferred tax assets
Tax loss carryforwards	$800.6	$750.0
Postretirement benefits	787.1	529.4
Foreign tax credit carryforwards	553.3	479.4
Capitalized research and development	267.4	304.1
Other tax credit carryforwards	144.2	164.2
Deferred revenue	91.0	107.1
Employee benefits and compensation	54.3	53.5
Purchased capitalized software	46.0	45.8
Depreciation	38.6	60.2
Warranty, bad debts and other reserves	18.4	23.5
Capitalized costs	17.3	18.2
Debt related	8.8	38.2
Capitalized intellectual property rights	–	28.4
Other	22.9	39.8
	2,849.9	2,641.8
Valuation allowance	(2,648.5)	(2,426.4)
Total deferred tax assets	$201.4	$215.4
Deferred tax liabilities
Other	$27.1	$30.0
Total deferred tax liabilities	$27.1	$30.0
Net deferred tax assets	$174.3	$185.4

At December 31, 2011, the company has U.S. Federal ($320.3 million), state and local ($248.3 million), and foreign ($232.0 million) tax loss carryforwards, the total tax effect of which is $800.6 million. These carryforwards will expire as follows (in millions): 2012, $11.3; 2013, $4.6; 2014, $5.8; 2015, $11.5; 2016, $25.4; and $742.0 thereafter. The company also has available tax credit carryforwards of approximately $697.5 million, which will expire as follows (in millions): 2012, $67.1; 2013, $46.4; 2014, $23.2; 2015, $22.4; 2016, $31.1; and $507.3 thereafter.

Failure to achieve forecasted taxable income might affect the ultimate realization of the company's net deferred tax assets. Factors that may affect the company's ability to achieve sufficient forecasted taxable income include, but are not limited to, the following: increased competition, a decline in sales or margins, loss of market share, the impact of the economic environment, delays in product availability and technological obsolescence.

Cumulative undistributed earnings of foreign subsidiaries, for which no U.S. income or foreign withholding taxes have been recorded, approximated $965 million at December 31, 2011. As the company currently intends to indefinitely reinvest all such earnings, no provision has been made for income taxes that may become payable upon distribution of such earnings, and it is not practicable to determine the amount of the related unrecognized deferred income tax liability.

Cash paid, net of refunds, during 2011, 2010 and 2009 for income taxes was $74.9 million, $52.7 million and $58.2 million, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Year ended December 31 (millions)	2011	2010
Balance at January 1	$19.5	$4.0
Additions based on tax positions related to the current year	6.0	13.9
Additions for tax positions of prior years	–	2.3
Reductions for tax positions of prior years	–	(.2)
Reductions as a result of a lapse of applicable statute of limitations	–	(.1)
Settlements	(1.2)	(.4)
Balance at December 31	$24.3	$19.5

The company recognizes penalties and interest accrued related to income tax liabilities in the provision for income taxes in its consolidated statements of income. At December 31, 2011 and 2010, the company had an accrual of $1.0 million and $.9 million, respectively, for the payment of penalties and interest.

At December 31, 2011, all of the company's liability for unrecognized tax benefits, if recognized, would affect the company's effective tax rate. Within the next 12 months, the company believes that it is reasonably possible that the amount of unrecognized tax benefits may significantly change; however, various events could cause this belief to change in the future.

The company and its subsidiaries file income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The company has concluded a U.S. federal income tax audit of the years 2000-2003 with no material impact. Several U.S. state and foreign income tax audits are in process. There are currently no income tax audits in process in either Brazil or the United Kingdom, which are the most significant jurisdictions outside the U.S. For Brazil, the audit period through 2005 is closed and for the United Kingdom, the audit period through 2008 is closed. All of the various ongoing income tax audits throughout the world are not expected to have a material impact on the company's financial position.

Internal Revenue Code Sections 382 and 383 provide annual limitations with respect to the ability of a corporation to utilize its net operating loss (as well as certain built-in losses) and tax credit carryforwards, respectively (Tax Attributes), against future U.S. taxable income, if the corporation experiences an "ownership change." In general terms, an ownership change may result from transactions increasing the ownership of certain stockholders in the stock of a corporation by more than 50 percentage points over a three-year period. The company regularly monitors ownership changes (as calculated for purposes of Section 382). Based on currently available information, the company believes that an ownership change may have occurred during 2011, for purposes of the rules described above. However, the final determination of whether an ownership change has occurred is currently subject to a number of discretionary tax rules and final reporting by shareholders. Moreover, any future transaction or transactions and the timing of such transaction or transactions could trigger additional ownership changes under Section 382.

In the event of an ownership change, utilization of the company's Tax Attributes will be subject to an estimated overall annual limitation determined in part by multiplying the total adjusted aggregate market value of the company's common stock immediately preceding the ownership change by the applicable long-term tax-exempt rate, possibly subject to increase based on the built-in gain, if any, in the company's assets at the time of the ownership change. Any unused annual limitation may be carried over to later years. Future U.S. taxable income may not be fully offset by existing Tax Attributes, if such income exceeds the company's annual limitation. However, based on presently available information and the existence of tax planning strategies, currently the company does not expect to incur a cash tax liability in the near term. The company maintains a full valuation allowance against the realization of all U.S. deferred tax assets as well as certain foreign deferred tax assets in excess of deferred tax liabilities.

Properties	12 Months Ended
Dec. 31, 2011
Properties [Abstract]
Properties

8. Properties

Properties comprise the following:

December 31 (millions)	2011	2010
Land	$3.3	$3.8
Buildings	76.8	77.1
Machinery and office equipment	760.3	839.7
Internal-use software	315.7	303.9
Rental equipment	101.1	114.5
Total properties	$1,257.2	$1,339.0

Debt	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Debt

9. Debt

Long-term debt is comprised of the following:

December 31 (millions)	2011	2010
12 3/4% senior secured notes due 2014	$186.2	$375.0
12 1/2% senior notes due 2016	150.6	150.6
14 1/4% senior secured notes due 2015	25.5	246.6
8% senior notes	–	68.0
Other, net of unamortized discounts	(2.6)	(16.2)
Total	359.7	824.0
Less – current maturities	.9	.8
Total long-term debt	$358.8	$823.2

Total long-term debt maturities in 2012, 2013, 2014, 2015 and 2016 are $.9 million, $ .3 million, $186.2 million, $25.5 million and $150.6 million, respectively.

Cash paid during 2011, 2010 and 2009 for interest was $82.8 million, $111.9 million and $97.6 million, respectively. Capitalized interest expense during 2011, 2010 and 2009 was $4.9 million, $9.1 million and $7.5 million, respectively.

On March 30, 2011, the net proceeds from the sale of mandatory convertible preferred stock (see note 17) were used to redeem an aggregate principal amount of $124.7 million of the company's senior secured notes due 2014 and an aggregate principal amount of $86.3 million of the company's senior secured notes due 2015 under the provisions of the indentures relating to the notes that allow the company to redeem, at its option, up to 35% of the original principal amount of each series of notes from the net cash proceeds of one or more equity offerings. As a result of these redemptions, the company recognized a charge of $31.8 million in "Other income (expense), net" in the three months ended March 31, 2011, which was comprised of $28.2 million of premium paid and $3.6 million for the write off of unamortized discounts, issuance costs and gains related to the portion of the notes redeemed.

On April 11, 2011, the company purchased $44.1 million of its senior secured notes due 2014 and $134.8 million of its senior secured notes due 2015 that had been tendered into a cash tender offer conducted by the company. As a result of this purchase of notes, the company recognized a charge of $45.7 million in "Other income (expense), net" in the three months ended June 30, 2011, which is comprised of $42.2 million of premium and expenses paid and $3.5 million for the write off of unamortized discounts, issuance costs and gains related to the portion of the notes purchased.

On November 21, 2011, the company purchased in the open market $20.0 million of its senior secured notes due 2014. As a result, the company recognized a charge of $3.2 million in "Other income (expense), net" in the three months ended December 31, 2011, which is comprised of $3.0 million of premium paid and $.2 million for the write off of unamortized discounts, issuance costs and gains related to the portion of the notes purchased.

On November 25, 2011, the company redeemed all of the remaining $65.9 million of its 8% senior notes due 2012. As a result of the redemption, the company recognized a charge of $4.4 million in "Other income (expense), net", which is comprised of $4.3 million of premium and expenses paid and $.1 million for the write off of unamortized issuance costs.

On June 23, 2011, the company entered into a new, five-year, secured revolving credit facility to replace the company's $150 million U.S. trade accounts receivable securitization facility that terminated on that date. The new credit agreement provides for loans and letters of credit up to an aggregate amount of $150 million (with a limit on letters of credit of $100 million). The prior accounts receivable securitization facility had not provided for letters of credit. Borrowing limits under the new credit agreement are based upon the amount of eligible U.S. accounts receivable. At December 31, 2011, the company had no borrowings and $29.8 million of letters of credit outstanding under the facility. At December 31, 2011, availability under the facility was $85.8 million net of letters of credit issued. Borrowings under the facility will bear interest based on short-term rates. The credit agreement contains customary representations and warranties, including that there has been no material adverse change in the company's business, properties, operations or financial condition. It also contains financial covenants requiring the company to maintain a minimum fixed charge coverage ratio and, if the company's consolidated cash plus availability under the credit facility falls below $130 million, a maximum secured leverage ratio. The credit agreement allows the company to pay dividends on its preferred stock unless the company is in default and to, among other things, repurchase its equity, prepay other debt, incur other debt or liens, dispose of assets and make acquisitions, loans and investments, provided the company complies with certain requirements and limitations set forth in the agreement. Events of default include non-payment, failure to perform covenants, materially incorrect representations and warranties, change of control and default under other debt aggregating at least $50 million. The credit facility is guaranteed by Unisys Holding Corporation, Unisys NPL, Inc. and any future material domestic subsidiaries. The facility is secured on a first priority basis by certain assets of Unisys Corporation and the subsidiary guarantors consisting primarily of the U.S. trade accounts receivable of Unisys Corporation. It is secured on a junior basis (to the senior secured notes due 2014 and 2015) by the other assets of Unisys Corporation and the subsidiary guarantors, other than certain excluded assets. The company may elect to prepay or terminate the credit facility without penalty.

At December 31, 2011, the company has met all covenants and conditions under its various lending agreements. The company expects to continue to meet these covenants and conditions.

The company's principal sources of liquidity are cash on hand, cash from operations and its new five-year revolving credit facility, discussed above, which has replaced the company's U.S. trade accounts receivable facility. The company and certain international subsidiaries have access to uncommitted lines of credit from various banks.

The company's anticipated future cash expenditures include anticipated contributions to its defined benefit pension plans. The company believes that it has adequate sources of liquidity to meet its expected 2012 cash requirements.

Other Liabilities	12 Months Ended
Dec. 31, 2011
Other Liabilities [Abstract]
Other Liabilities

10. Other liabilities

Other accrued liabilities (current) are comprised of the following:

December 31 (millions)	2011	2010
Payrolls and commissions	$120.9	$143.1
Accrued vacations	70.4	75.0
Taxes other than income taxes	49.8	59.2
Income taxes	28.8	53.9
Postretirement	28.7	28.8
Accrued interest	14.6	30.9
Other	112.3	128.0
Total other accrued liabilities	$425.5	$518.9

Rental Expense And Commitments	12 Months Ended
Dec. 31, 2011
Rental Expense And Commitments [Abstract]
Rental Expense And Commitments

11. Rental expense and commitments

Rental expense, less income from subleases, for 2011, 2010 and 2009 was $97.9 million, $100.4 million and $104.5 million, respectively. Income from subleases, for 2011, 2010 and 2009 was $9.8 million, $11.2 million and $14.6 million, respectively.

Minimum net rental commitments under noncancelable operating leases, including idle leases, outstanding at December 31, 2011, substantially all of which relate to real properties, were as follows: 2012, $67.8 million; 2013, $56.3 million; 2014, $46.5 million; 2015, $37.2 million; 2016, $26.3 million; and $63.2 million thereafter. Such rental commitments have been reduced by minimum sublease rentals of $39.6 million, due in the future under noncancelable subleases. Included in the net rental commitments at December 31, 2011 is $9.4 million related to idle leases.

At December 31, 2011, the company had outstanding standby letters of credit and surety bonds of approximately $324 million related to performance and payment guarantees. On the basis of experience with these arrangements, the company believes that any obligations that may arise will not be material. In addition, at December 31, 2011, the company had deposits and collateral of approximately $57 million in other long-term assets, principally related to collateralized letters of credit, and to tax and labor contingencies in Brazil.

Financial Instruments And Concentration Of Credit Risks	12 Months Ended
Dec. 31, 2011
Financial Instruments And Concentration Of Credit Risks [Abstract]
Financial Instruments And Concentration Of Credit Risks

12. Financial instruments and concentration of credit risks

Due to its foreign operations, the company is exposed to the effects of foreign currency exchange rate fluctuations on the U.S. dollar, principally related to intercompany account balances. The company uses derivative financial instruments to reduce its exposure to market risks from changes in foreign currency exchange rates on such balances. The company enters into foreign exchange forward contracts, generally having maturities of one month, which have not been designated as hedging instruments. At December 31, 2011 and 2010, the notional amount of these contracts was $130.9 million and $26.2 million, respectively and the fair value of such contracts was a net gain of $.8 million and a net gain of $.5 million, respectively, of which a gain of $.9 million and $.5 million, respectively, has been recognized in "Prepaid expenses and other current assets" and a loss of $.1 million and zero, respectively, has been recognized in "Other accrued liabilities." Changes in the fair value of these instruments was a gain of $3.3 million, a gain of $.6 million and a loss of $.3 million, respectively, for years ended December 31, 2011, 2010 and 2009, which has been recognized in earnings in "Other income (expense), net" in the company's consolidated statement of income. The fair value of these forward contracts is based on quoted prices for similar but not identical financial instruments; as such, the inputs are considered Level 2 inputs.

Financial instruments also include temporary cash investments and customer accounts receivable. Temporary investments are placed with creditworthy financial institutions, primarily in money market funds, time deposits and certificate of deposits which may be withdrawn at any time at the discretion of the company without penalty. At December 31, 2011 and 2010, the company's cash equivalents principally have maturities of less than one month or can be withdrawn at any time at the discretion of the company without penalty. Due to the short maturities of these instruments, they are carried on the consolidated balance sheets at cost plus accrued interest, which approximates market value. Realized gains or losses during 2011, 2010 and 2009, as well as unrealized gains or losses at December 31, 2011 and 2010, were immaterial. Receivables are due from a large number of customers that are dispersed worldwide across many industries. At December 31, 2011 and 2010, the company had no significant concentrations of credit risk with any one customer. At December 31, 2011 and 2010, the company had approximately $140 million and $156 million, respectively, of receivables due from various U.S. federal governmental agencies. At December 31, 2011 and 2010, the carrying amount of cash and cash equivalents and notes payable approximated fair value; and the carrying amount of long-term debt was less than the fair value, which is based on market prices (Level 2 inputs), of such debt by approximately $37 million and $140 million, respectively.

Foreign Currency Translation	12 Months Ended
Dec. 31, 2011
Foreign Currency Translation [Abstract]
Foreign Currency Translation

13. Foreign currency translation

Due to cumulative inflation of approximately 100 percent or more over the last 3-year period, the company's Venezuelan subsidiary has applied highly inflationary accounting beginning January 1, 2010. For those international subsidiaries operating in highly inflationary economies, the U.S. dollar is the functional currency, and as such, nonmonetary assets and liabilities are translated at historical exchange rates, and monetary assets and liabilities are translated at current exchange rates. Exchange gains and losses arising from translation are included in other income (expense), net. Effective January 11, 2010, the Venezuelan government devalued the Bolivar Fuerte by 50 percent by resetting the official exchange rate from 2.15 to the U.S. dollar to 4.30 to the U.S. dollar. As a result, the company recorded a foreign exchange loss in the first quarter of 2010 of approximately $20 million. The company has used and continues to use the official exchange rate for translation purposes. At December 31, 2011, the company's operations in Venezuela had net monetary assets denominated in local currency of approximately $19 million.

During the years ended December 31, 2011, 2010 and 2009, the company recognized foreign exchange gains (losses) in "Other income (expense), net" in its consolidated statements of income of $17.2 million, $(43.4) million and $(12.5) million, respectively.

Litigation And Contingencies	12 Months Ended
Dec. 31, 2011
Litigation And Contingencies [Abstract]
Litigation And Contingencies

14. Litigation and contingencies

There are various lawsuits, claims, investigations and proceedings that have been brought or asserted against the company, which arise in the ordinary course of business, including actions with respect to commercial and government contracts, labor and employment, employee benefits, environmental matters, intellectual property, and non-income tax and employment compensation in Brazil. The company records a provision for these matters when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Any provisions are reviewed at least quarterly and are adjusted to reflect the impact and status of settlements, rulings, advice of counsel and other information and events pertinent to a particular matter.

The company believes that it has valid defenses with respect to legal matters pending against it. Based on its experience, the company also believes that the damage amounts claimed in the lawsuits disclosed below are not a meaningful indicator of the company's potential liability. Litigation is inherently unpredictable, however, and it is possible that the company's results of operations or cash flow could be materially affected in any particular period by the resolution of one or more of the legal matters pending against it.

The company had a competitively awarded contract with the Transportation Security Administration (TSA) that provided for the establishment of secure information technology environments in airports. The Civil Division of the Department of Justice, working with the Inspector General's Office of the Department of Homeland Security, is reviewing issues relating to labor categorization and overtime on the TSA contract. The Civil Division is also reviewing issues relating to cyber intrusion protection under the TSA and follow-on contracts. The company is working cooperatively with TSA and the Civil Division. The company has commenced preliminary settlement discussions with these government agencies regarding labor categorization and overtime. The company cannot now predict the duration or outcome of these discussions.

The company has contracts with the General Services Administration (GSA), known as Multiple Award Schedule Contracts, under which various U.S. governmental agencies can purchase products and services from the company. Auditors from the GSA's Office of Inspector General have been reviewing the company's compliance with the disclosure and pricing provisions under one of these contracts, and whether the company has potentially overcharged the government under the contract. Separately, the company has made a voluntary disclosure about this matter to the responsible GSA contracting officer. The company has provided pricing and other information to the GSA auditors and is working cooperatively with them. The company cannot predict the outcome at this time.

In April 2007, the Ministry of Justice of Belgium sued Unisys Belgium SA-NV, a Unisys subsidiary (Unisys Belgium), in the Court of First Instance of Brussels. The Belgian government had engaged the company to design and develop software for a computerized system to be used to manage the Belgian court system. The Belgian State terminated the contract and in its lawsuit has alleged that the termination was justified because Unisys Belgium failed to deliver satisfactory software in a timely manner. It claims damages of approximately 28 million Euros. Unisys Belgium has filed its defense and counterclaim in the amount of approximately 18.5 million Euros. The company believes it has valid defenses to the claims and contends that the Belgian State's termination of the contract was unjustified.

In December 2007, Lufthansa AG sued Unisys Deutschland GmbH, a Unisys subsidiary (Unisys Germany), in the District Court of Frankfurt, Germany, for allegedly failing to perform properly its obligations during the initial phase of a 2004 software design and development contract relating to a Lufthansa customer loyalty program. Under the contract, either party was free to withdraw from the project at the conclusion of the initial design phase. Rather than withdraw, Lufthansa instead terminated the contract and failed to pay the balance owed to Unisys Germany for the initial phase. Lufthansa's lawsuit alleges that Unisys Germany breached the contract by failing to deliver a proper design for the new system and seeks approximately 21.4 million Euros in damages. The company believes it has valid defenses and has filed its defense and a counterclaim in the amount of approximately 1.5 million Euros. The litigation is proceeding.

The company's Brazilian operations, along with those of many other companies doing business in Brazil, are involved in various litigation matters, including numerous governmental assessments related to indirect and other taxes, as well as disputes associated with former employees and contract labor. The tax-related matters pertain to value added taxes, customs, duties, sales and other non-income related tax exposures. The labor-related matters include claims related to compensation matters. The company believes that appropriate accruals have been established for such matters based on information currently available. At December 31, 2011, excluding those matters that have been assessed by management as being remote as to the likelihood of ultimately resulting in a loss, the amount related to unreserved tax-related matters, inclusive of any related interest, is estimated to be up to approximately $140 million. At December 31, 2011, the amount related to unreserved labor-related matters cannot be estimated.

Litigation is inherently unpredictable and unfavorable resolutions could occur. Accordingly, it is possible that an adverse outcome from such matters could exceed the amounts accrued in an amount that could be material to the company's financial condition, results of operations and cash flows in any particular reporting period.

Notwithstanding that the ultimate results of the lawsuits, claims, investigations and proceedings that have been brought or asserted against the company are not currently determinable, the company believes that at December 31, 2011, it has adequate provisions for any such matters.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

15. Segment information

The company has two business segments: Services and Technology. The products and services of each segment are marketed throughout the world to commercial businesses and governments. Revenue classifications by segment are as follows: Services – systems integration and consulting, outsourcing, infrastructure services and core maintenance; Technology – enterprise-class software and servers and other technology.

The accounting policies of each business segment are the same as those described in the summary of significant accounting policies. Intersegment sales and transfers are priced as if the sales or transfers were to third parties. Accordingly, the Technology segment recognizes intersegment revenue and manufacturing profit on hardware and software shipments to customers under Services contracts. The Services segment, in turn, recognizes customer revenue and marketing profit on such shipments of company hardware and software to customers. The Services segment also includes hardware and software products sourced from third parties that are sold to customers through the company's Services channels. In the company's consolidated statements of income, the manufacturing costs of products sourced from the Technology segment and sold to Services customers are reported in cost of revenue for Services.

Also included in the Technology segment's sales and operating profit are sales of hardware and software sold to the Services segment for internal use in Services engagements. The amount of such profit included in operating income of the Technology segment for the years ended December 31, 2011, 2010 and 2009, was $8.2 million, $7.2 million and $14.8 million, respectively. The profit on these transactions is eliminated in Corporate.

The company evaluates business segment performance on operating income exclusive of restructuring charges and unusual and nonrecurring items, which are included in Corporate. Effective January 1, 2011, the company changed the measurement of segment performance that it evaluates to exclude pension income or expense. Prior periods have been reclassified to conform to the 2011 presentation. All other corporate and centrally incurred costs are allocated to the business segments, based principally on revenue, employees, square footage or usage.

No single customer accounts for more than 10% of revenue. Revenue from various agencies of the U.S. Government, which is reported in both business segments, was approximately $652 million, $842 million and $927 million in 2011, 2010 and 2009, respectively.

Corporate assets are principally cash and cash equivalents, prepaid postretirement assets and deferred income taxes. The expense or income related to corporate assets is allocated to the business segments. In 2009, corporate assets include an offset for interests in accounts receivable that have been recorded as sales, because such receivables were included in the assets of the business segments.

Customer revenue by classes of similar products or services, by segment, is presented below:

Year ended December 31 (millions)	2011	2010	2009

Services
Systems integration and consulting	$1,164.7	$1,223.1	$1,360.0
Outsourcing	1,487.2	1,531.3	1,592.2
Infrastructure services	487.0	472.4	563.9

Core maintenance	215.7	230.6	308.8
	3,354.6	3,457.4	3,824.9
Technology
Enterprise-class software and servers	443.9	462.5	464.6
Other technology	55.3	99.7	96.2
	499.2	562.2	560.8
Total	$3,853.8	$4,019.6	$4,385.7

Presented below is a reconciliation of segment operating income to consolidated income from continuing operations before income taxes:

Year ended December 31 (millions)	2011	2010	2009
Total segment operating income	$360.1	$373.8	$301.4
Interest expense	(63.1)	(101.8)	(95.2)
Other income (expense), net	(55.5)	(51.0)	(16.6)
Corporate and eliminations	(35.5)	1.9	28.6
Total income from continuing operations before income taxes	$206.0	$222.9	$218.2

Presented below is a reconciliation of total business segment assets to consolidated assets:

December 31 (millions)	2011	2010	2009
Total segment assets	$1,555.9	$1,778.2	$2,001.2
Cash and cash equivalents	714.9	828.3	647.6
Deferred income taxes	208.6	220.3	200.5
Prepaid postretirement assets	43.9	31.2	–
Elimination for sale of receivables	–	–	(100.0)
Other corporate assets	88.9	162.9	207.6
Total assets	$2,612.2	$3,020.9	$2,956.9

A summary of the company's operations by business segment for 2011, 2010 and 2009 is presented below:

(millions)	Total	Corporate	Services	Technology
2011
Customer revenue	$3,853.8		$3,354.6	$499.2
Intersegment		$(102.6)	6.3	96.3
Total revenue	$3,853.8	$(102.6)	$3,360.9	$595.5
Operating income	$324.6	$(35.5)	$231.8	$128.3
Depreciation and amortization	194.8		116.4	78.4
Total assets	2,612.2	1,056.3	1,164.7	391.2
Capital expenditures	134.4	9.8	65.2	59.4

2010
Customer revenue	$4,019.6		$3,457.4	$562.2
Intersegment		$(116.6)	5.9	110.7
Total revenue	$4,019.6	$(116.6)	$3,463.3	$672.9
Operating income	$375.7	$1.9	$231.6	$142.2
Depreciation and amortization	250.6		191.4	59.2
Total assets	3,020.9	1,242.7	1,359.9	418.3
Capital expenditures	203.1	12.0	125.3	65.8

2009
Customer revenue	$4,385.7		$3,824.9	$560.8
Intersegment		$(170.8)	6.9	163.9
Total revenue	$4,385.7	$(170.8)	$3,831.8	$724.7
Operating income	$330.0	$28.6	$213.6	$87.8
Depreciation and amortization	352.5		275.1	77.4
Total assets	2,956.9	955.7	1,529.2	472.0
Capital expenditures	201.3	1.5	141.8	58.0

Geographic information about the company's revenue, which is principally based on location of the selling organization, properties and outsourcing assets, is presented below:

Year ended December 31 (millions)	2011	2010	2009
Revenue
United States	$1,577.9	$1,733.1	$2,005.4
United Kingdom	408.7	426.2	469.2
Other foreign	1,867.2	1,860.3	1,911.1
Total	$3,853.8	$4,019.6	$4,385.7
Properties, net
United States	$127.1	$142.8	$135.4
United Kingdom	22.1	23.1	27.0
Other foreign	42.1	53.8	63.3
Total	$191.3	$219.7	$225.7
Outsourcing assets, net
United States	$61.5	$69.6	$72.3
United Kingdom	37.3	31.9	71.5
Other foreign	39.1	60.8	69.9
Total	$137.9	$162.3	$213.7

Employee Plans	12 Months Ended
Dec. 31, 2011
Employee Plans [Abstract]
Employee Plans

16. Employee plans

Stock plans Under stockholder approved stock-based plans, stock options, stock appreciation rights, restricted stock and restricted stock units may be granted to officers, directors and other key employees. At December 31, 2011, 4.8 million shares of unissued common stock of the company were available for granting under these plans.

As of December 31, 2011, the company has granted non-qualified stock options and restricted stock units under these plans. The company recognizes compensation cost net of a forfeiture rate in selling, general and administrative expenses, and recognizes the compensation cost for only those awards expected to vest. The company estimates the forfeiture rate based on its historical experience and its expectations about future forfeitures.

The company's employee stock option and time-based restricted stock unit grants include a provision that if termination of employment occurs after the participant has attained age 55 and completed 5 years of service with the company, the participant shall continue to vest in each of his or her awards in accordance with the vesting schedule set forth in the applicable award agreement. Compensation expense for such awards is recognized over the period to the date the employee first becomes eligible for retirement. Time-based restricted stock unit grants for the company's directors vest upon award and compensation expense for such awards is recognized upon grant.

Options have been granted to purchase the company's common stock at an exercise price equal to or greater than the fair market value at the date of grant, generally have a maximum duration of five years and become exercisable in annual installments over a three-year period following date of grant.

During the year ended December 31, 2011, 2010 and 2009, the company recognized $13.9 million, $9.4 million and $.7 million of share-based compensation expense, which is comprised of $4.9 million, $3.9 million and $(1.4) million of restricted stock unit expense (income) and $9.0 million, $5.5 million and $2.1 million of stock option expense, respectively. In 2009, the company reversed $2.4 million of previously-accrued compensation expense related to performance-based restricted stock units due to a change in the assessment of the achievability of the performance goals. In addition, during 2009, the company reversed $2.6 million of previously-accrued share-based compensation principally related to employees terminated in prior periods.

For stock options, the fair value is estimated at the date of grant using a Black-Scholes option pricing model. Principal assumptions used are as follows: (a) expected volatility for the company's stock price is based on historical volatility and implied market volatility, (b) historical exercise data is used to estimate the options' expected term, which represents the period of time that the options granted are expected to be outstanding, and (c) the risk-free interest rate is the rate on zero-coupon U.S. government issues with a remaining term equal to the expected life of the options. The company recognizes compensation expense for the fair value of stock options, which have graded vesting, on the straight-line basis over the requisite service period of the awards. The compensation expense recognized as of any date must be at least equal to the portion of the grant-date fair value that is vested at that date.

The fair value of stock option awards was estimated using the Black-Scholes option pricing model with the following assumptions and weighted-average fair values as follows:

Year Ended December 31	2011	2010	2009
Weighted-average fair value of grant	$20.10	$17.83	$2.82
Risk-free interest rate	1.71%	1.74%	1.57%
Expected volatility	71.31%	72.20%	58.28%
Expected life of options in years	3.62	3.63	3.77
Expected dividend yield	–	–	–

A summary of stock option activity for the year ended December 31, 2011 follows (shares in thousands):

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value ($ in millions)
Outstanding at December 31, 2010	3,125	$85.78
Granted	618	38.38
Exercised	(161)	8.88
Forfeited and expired	(875)	157.62
Outstanding at December 31, 2011	2,707	56.81	2.31	$ 8.3
Expected to vest at December 31, 2011	1,128	31.42	3.46	$ 2.7
Exercisable at December 31, 2011	1,555	75.56	1.46	$ 5.5

The aggregate intrinsic value represents the total pretax value of the difference between the company's closing stock price on the last trading day of the period and the exercise price of the options, multiplied by the number of in-the-money stock options that would have been received by the option holders had all option holders exercised their options on December 31, 2011. The intrinsic value of the company's stock options changes based on the closing price of the company's stock. The total intrinsic value of options exercised for the years ended December 31, 2011, 2010 and 2009 was $4.4 million, $5.9 million and zero, respectively. As of December 31, 2011, $8.6 million of total unrecognized compensation cost related to stock options is expected to be recognized over a weighted-average period of 1.7 years.

Restricted stock unit awards may contain time-based units, performance-based units or a combination of both. Each performance-based unit will vest into zero to 1.5 shares depending on the degree to which the performance goals are met. Compensation expense resulting from these awards is recognized as expense ratably for each installment from the date of grant until the date the restrictions lapse and is based on the fair market value at the date of grant and the probability of achievement of the specific performance-related goals.

A summary of restricted stock unit activity for the year ended December 31, 2011 follows (shares in thousands):

	Restricted Stock Units	Weighted-Average Grant-Date Fair Value
Outstanding at December 31, 2010	401	$29.10
Granted	299	37.75
Vested	(209)	27.42
Forfeited and expired	(107)	40.23
Outstanding at December 31, 2011	384	32.39

The fair value of restricted stock units is determined based on the trading price of the company's common shares on the date of grant. The aggregate weighted-average grant-date fair value of restricted stock units granted during the years ended December 31, 2011, 2010 and 2009 was $11.3 million, $7.7 million and $1.1 million, respectively. As of December 31, 2011, there was $4.2 million of total unrecognized compensation cost related to outstanding restricted stock units granted under the company's plans. That cost is expected to be recognized over a weighted-average period of 1.8 years. The aggregate weighted-average grant-date fair value of restricted share units vested during the years ended December 31, 2011, 2010 and 2009 was $5.7 million, $4.2 million and $3.3 million, respectively.

Common stock issued upon exercise of stock options or upon lapse of restrictions on restricted stock units is newly issued shares. Cash received from the exercise of stock options was $1.4 million for each of the years ended December 31, 2011 and 2010. During 2011 and 2010, the company did not recognize any tax benefits from the exercise of stock options or upon issuance of stock upon lapse of restrictions on restricted stock units because of its tax position. Any such tax benefits resulting from tax deductions in excess of the compensation costs recognized are classified as financing cash flows.

Defined contribution and compensation plans U.S. employees are eligible to participate in an employee savings plan. Under this plan, employees may contribute a percentage of their pay for investment in various investment alternatives. Effective January 1, 2011, the company reinstated a company match to the U.S. employee savings plan, which had been suspended effective January 1, 2009. The company will match 50 percent of the first 6 percent of eligible pay contributed by participants to the plan on a before-tax basis (subject to IRS limits). The company is currently funding and expects to continue to fund the match with the company's common stock. The charge to income related to the company match for the years ended December 31, 2011, 2010 and 2009, was $12.5 million, zero and zero, respectively.

The company has defined contribution plans in certain locations outside the United States. The charge to income related to these plans was $33.7 million, $28.7 million and $26.4 million, for the years ended December 31, 2011, 2010 and 2009, respectively. For plans outside the United States, company contributions are made in cash.

The company has non-qualified compensation plans, which allow certain highly compensated employees and directors to defer the receipt of a portion of their salary, bonus and fees. Participants can earn a return on their deferred balance that is based on hypothetical investments in various investment vehicles. Changes in the market value of these investments are reflected as an adjustment to the liability with an offset to expense. As of December 31, 2011 and 2010, the liability to the participants of these plans was $12.0 million and $12.5 million, respectively. These amounts reflect the accumulated participant deferrals and earnings thereon as of that date. The company makes no contributions to the deferred compensation plans and remains contingently liable to the participants.

Retirement benefits In 2006, the company adopted changes to its U.S. defined benefit pension plans effective December 31, 2006. The changes included ending the accrual of future benefits in the company's defined benefit pension plans for employees effective December 31, 2006. No new entrants to the plans are allowed after that date. In 2008 and 2011, the company adopted changes to certain of its U.K. defined benefit pension plans whereby effective June 30, 2008 and April 1, 2011, all future accruals of benefits under the plans ceased.

Retirement plans' funded status and amounts recognized in the company's consolidated balance sheets at December 31, 2011 and 2010 follow:

	U.S. Plans		International Plans
December 31 (millions)	2011	2010	2011	2010

Change in projected benefit obligation

Benefit obligation at beginning of year	$4,862.6	$4,707.6	$2,450.6	$2,523.5

Service cost	–	–	10.7	14.5

Interest cost	264.0	276.4	126.4	119.7

Plan participants' contributions	–	–	3.4	3.9

Plan curtailment	–	–	(6.0)	–

Actuarial loss (gain)	373.7	221.4	94.8	(18.7)

Benefits paid	(345.5)	(342.8)	(90.9)	(92.8)

Foreign currency translation adjustments	–	–	(28.9)	(99.5)

Benefit obligation at end of year	$5,154.8	$4,862.6	$2,560.1	$2,450.6

Change in plan assets

Fair value of plan assets at beginning of year	$3,899.9	$3,740.6	$2,066.0	$1,985.4

Actual return on plan assets	(3.1)	495.1	87.9	171.3

Employer contribution	7.4	7.0	75.3	74.5

Plan participants' contributions	–	–	3.4	3.9

Benefits paid	(345.5)	(342.8)	(90.9)	(92.8)

Foreign currency translation adjustments	–	–	(25.9)	(76.3)

Fair value of plan assets at end of year	$3,558.7	$3,899.9	$2,115.8	$2,066.0

Funded status at end of year	$(1,596.1)	$(962.7)	$(444.3)	$(384.6)

Amounts recognized in the consolidated balance sheets consist of:

Prepaid postretirement assets	$–	$–	$43.2	$30.4

Other accrued liabilities	(7.3)	(7.3)	(.2)	(.2)

Long-term postretirement liabilities	(1,588.8)	(955.4)	(487.3)	(414.8)

Total funded status	$(1,596.1)	$(962.7)	$(444.3)	$(384.6)

Accumulated other comprehensive loss, net of tax

Net loss	$2,910.8	$2,275.1	$679.6	$584.0

Prior service cost (credit)	$2.8	$3.5	$(1.4)	$(1.4)

Accumulated benefit obligation	$5,154.8	$4,862.6	$2,527.8	$2,358.9

Information for defined benefit retirement plans with an accumulated benefit obligation in excess of plan assets at December 31, 2011 and 2010 follows:

December 31 (millions)	2011	2010
Accumulated benefit obligation	$7,279.4	$6,516.5

Fair value of plan assets	5,201.1	5,180.5

Information for defined benefit retirement plans with a projected benefit obligation in excess of plan assets at December 31, 2011 and 2010 follows:

December 31 (millions)	2011	2010
Projected benefit obligation	$7,301.8	$6,891.2

Fair value of plan assets	5,218.2	5,513.4

Net periodic pension cost (income) for 2011, 2010 and 2009 includes the following components:

	U.S. Plans			International Plans
Year ended December 31 (millions)	2011	2010	2009	2011	2010	2009

Service cost	$–	$–	$–	$10.7	$14.5	$11.9

Interest cost	264.0	276.4	285.0	126.4	119.7	113.2

Expected return on plan assets	(337.4)	(365.0)	(384.7)	(135.3)	(129.5)	(128.2)

Amortization of prior service cost	.7	.7	.7	(.1)	–	–

Recognized net actuarial loss	78.5	54.3	74.3	26.8	26.0	4.2
Net periodic pension cost (income)	$5.8	$(33.6)	$(24.7)	$28.5	$30.7	$1.1

Weighted-average assumptions used to determine net periodic pension cost for the years ended December 31 were as follows:

Discount rate	5.68%	6.11%	6.75%	5.32%	5.30%	6.42%

Rate of compensation increase	N/A	N/A	N/A	2.93%	3.04%	2.88%

Expected long-term rate of return on assets*	8.75%	8.75%	8.75%	6.57%	6.63%	6.57%

* For 2012, the company has assumed that the expected long-term rate of return on plan assets for its U.S. defined benefit pension plan will be 8.00%.

Weighted-average assumptions used to determine benefit obligations at December 31 were as follows:

Discount rate	4.96%	5.68%	6.11%	4.65%	5.32%	5.30%

Rate of compensation increase	N/A	N/A	N/A	2.66%	2.93%	3.04%

The expected pretax amortization in 2012 of net periodic pension cost is as follows: net loss, $154.1 million; and prior service cost, $.6 million. The amortization of these items is recorded as an element of pension expense. In 2011, pension expense included amortization of $105.3 million of net losses and $.6 million of prior service cost.

The company's investment policy targets and ranges for each asset category are as follows:

	U.S.		Int'l.
Asset Category	Target	Range	Target	Range

Equity securities	58%	52-64%	41%	36-45%

Debt securities	36%	33-39%	56%	49-62%

Real estate	6%	3-9%	1%	0-3%

Cash	0%	0-5%	1%	0-3%

Other	0%	0%	1%	0-5%

The company periodically reviews its asset allocation, taking into consideration plan liabilities, local regulatory requirements, plan payment streams and then-current capital market assumptions. The actual asset allocation for each plan is monitored at least quarterly, relative to the established policy targets and ranges. If the actual asset allocation is close to or out of any of the ranges, a review is conducted. Rebalancing will occur toward the target allocation, with due consideration given to the liquidity of the investments and transaction costs.

The objectives of the company's investment strategies are as follows: (a) to provide a total return that, over the long term, increases the ratio of plan assets to liabilities by maximizing investment return on assets, at a level of risk deemed appropriate, (b) to maximize return on assets by investing primarily in equity securities in the U.S. and for international plans by investing in appropriate asset classes, subject to the constraints of each plan design and local regulations, (c) to diversify investments within asset classes to reduce the impact of losses in single investments, and (d) for the U.S. plan to invest in compliance with the Employee Retirement Income Security Act of 1974 (ERISA), as amended and any subsequent applicable regulations and laws, and for international plans to invest in a prudent manner in compliance with local applicable regulations and laws.

The company sets the expected long-term rate of return based on the expected long-term return of the various asset categories in which it invests. The company considered the current expectations for future returns and the actual historical returns of each asset class. Also, since the company's investment policy is to actively manage certain asset classes where the potential exists to outperform the broader market, the expected returns for those asset classes were adjusted to reflect the expected additional returns.

In 2012, the company expects to make cash contributions of approximately $241 million to its worldwide defined benefit pension plans, which is comprised of $98 million primarily for non-U.S. defined benefit pension plans and $143 million for the company's U.S. qualified defined benefit pension plan.

As of December 31, 2011, the following benefit payments, which reflect expected future service where applicable, are expected to be paid from the defined benefit pension plans:

Year ending December 31 (millions)	U.S.	Int'l.

2012	$356.4	$85.8

2013	356.3	88.6

2014	356.3	91.0

2015	356.3	93.5

2016	356.4	96.4

2017 - 2021	1,775.6	518.1

Other postretirement benefits A reconciliation of the benefit obligation, fair value of the plan assets and the funded status of the postretirement benefit plan at December 31, 2011 and 2010, follows:

December 31 (millions)	2011	2010

Change in accumulated benefit obligation

Benefit obligation at beginning of year	$168.5	$174.3

Service cost	.4	.4

Interest cost	10.0	10.7

Plan participants' contributions	5.7	5.6

Amendments	–	1.5

Actuarial loss (gain)	6.5	3.9

Federal drug subsidy	3.0	2.0

Benefits paid	(27.5)	(29.9)

Foreign currency translation and other adjustments	11.0	–

Benefit obligation at end of year	$177.6	$168.5

Change in plan assets

Fair value of plan assets at beginning of year	$9.0	$9.1

Actual return on plan assets	.2	.3

Employer contributions	21.9	23.9

Plan participants' contributions	5.7	5.6

Benefits paid	(27.5)	(29.9)

Fair value of plan assets at end of year	$9.3	$9.0

Funded status at end of year	$(168.3)	$(159.5)

Amounts recognized in the consolidated balance sheets consist of:

Prepaid postretirement assets	$.7	$.8

Other accrued liabilities	(21.2)	(21.3)

Long-term postretirement liabilities	(147.8)	(139.0)

Total funded status	$(168.3)	$(159.5)

Accumulated other comprehensive loss, net of tax

Net loss	$44.7	$35.3
Prior service cost	6.6	8.4

Net periodic postretirement benefit cost for 2011, 2010 and 2009, follows:

Year ended December 31 (millions)	2011	2010	2009

Service cost	$.4	$.4	$.1

Interest cost	10.0	10.7	11.5

Expected return on assets	(.5)	(.5)	(.5)

Amortization of prior service cost	1.8	1.4	1.5

Recognized net actuarial loss	4.2	3.7	2.9

Net periodic benefit cost	$15.9	$15.7	$15.5

Weighted-average assumptions used to determine net periodic postretirement benefit cost for the years ended December 31 were as follows:

Discount rate	6.42%	6.62%	7.02%

Expected return on plan assets	6.75%	6.75%	6.75%

Weighted-average assumptions used to determine benefit obligation at December 31 were as follows:

Discount rate	5.84%	6.42%	6.62%

The expected pretax amortization in 2012 of net periodic postretirement benefit cost is as follows: net loss, $4.3 million; and prior service cost, $1.8 million.

The company reviews its asset allocation periodically, taking into consideration plan liabilities, plan payment streams and then-current capital market assumptions. The company sets the long-term expected return on asset assumption, based principally on the long-term expected return on debt securities. These return assumptions are based on a combination of current market conditions, capital market expectations of third-party investment advisors and actual historical returns of the asset classes.

In 2012, the company expects to contribute approximately $23 million to its postretirement benefit plan.

Assumed health care cost trend rates at December 31	2011	2010

Health care cost trend rate assumed for next year	7.3%	8.1%

Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%

Year that the rate reaches the ultimate trend rate	2017	2017

A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions of dollars):

	1-Percentage- Point Increase	1-Percentage- Point Decrease

Effect on service and interest cost	$.5	$(.2)

Effect on postretirement benefit obligation	5.1	(4.5)

As of December 31, 2011, the following benefits are expected to be paid to or from the company's postretirement plan:

Year ending December 31 (millions)	Gross Medicare Part D Receipts	Gross Expected Payments

2012	$2.3	$26.4

2013	2.2	24.2

2014	2.0	23.5

2015	1.9	22.9

2016	1.7	21.7

2017 - 2021	4.0	60.6

The following provides a description of the valuation methodologies and the levels of inputs used to measure fair value, and the general classification of investments in the company's U.S. and international defined benefit pension plans, and the company's other postretirement benefit plan.

Level 1 – These investments include cash, common stocks, real estate investment trusts, exchange traded funds, exchange traded futures, and U.S. and U.K. government securities. These investments are valued using quoted prices in an active market. Payables and receivables are also included as Level 1 investments and are valued at face value.

Level 2 – These investments include the following:

Pooled Funds – These investments are comprised of money market funds and fixed income securities. The money market funds are valued at Net Asset Value (NAV) of shares held by the plans at year-end. NAV is a practical expedient for fair value. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, divided by the number of units outstanding. The fixed income securities are valued based on quoted prices for identical or similar investments in markets that may not be active.

Commingled Funds – These investments are comprised of debt or equity securities and are valued using the NAV provided by trustees of the funds. The NAV is quoted on a private market that is not active. The unit price is based on underlying investments which are traded on markets that may or may not be active.

Other Fixed Income – These investments are comprised of corporate and government fixed income investments and asset and mortgage backed securities for which there are quoted prices for identical or similar investments in markets that may not be active.

Derivatives – These investments include forward exchange contracts and options, which are traded on an active market, but not on an exchange; therefore, the inputs may not be readily observable. These investments also include fixed income futures and other derivative instruments.

Level 3 – These investments include the following:

Real Estate and Private Equity – These investments represent interests in limited partnerships which invest in privately held companies or privately held real estate assets. Due to the nature of these investments, pricing inputs are not readily observable. Asset valuations are developed by the general partners that manage the partnerships. These valuations are based on property appraisals, utilization of market transactions that provide valuation information for comparable companies, discounted cash flows, and other methods. These valuations are reported quarterly and adjusted as necessary at year end based on cash flows within the most recent period.

Insurance Contracts – These investments are insurance contracts which are generally invested in corporate and government notes and bonds and mortgages. The insurance contracts are carried at book value and adjusted to fair value based on a market value adjustment (MVA) formula determined by the insurance provider. The MVA formula is based on unobservable inputs.

Commingled Funds – These investments are commingled funds, which include a fund of hedge funds and a global tactical asset allocation fund. The NAV is quoted on a private market that is not active. The unit price is based on underlying investments, which are valued based on unobservable inputs.

The following table sets forth by level, within the fair value hierarchy, the plans' assets (liabilities) at fair value at December 31, 2011.

	U.S. Plans				International Plans
December 31, 2011 (millions)	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Pension plans
Equity Securities
Common Stocks	$1,627.2	$1,627.2			$4.9	$4.9
Commingled Funds	394.2		$394.2		783.4		$783.4
Debt Securities
U.S. and U.K. Govt. Securities	170.0	170.0
Other Fixed Income	929.7		929.7		242.5		242.5
Insurance Contracts	79.6			$79.6	145.5			$145.5
Commingled Funds					799.9		799.9
Real Estate
Real Estate Investment Trusts	99.8	99.8			.4	.4
Real Estate	33.7			33.7	29.0			29.0
Other
Derivatives	10.4	3.9	6.5		24.7		24.7
Private Equity	45.6			45.6
Commingled Funds	83.6		83.6		60.4		49.9	10.5
Pooled Funds	165.5		165.5		3.7		3.7
Cash	.3	.3			21.4	21.4
Receivables	86.9	86.9
Payables	(167.8)	(167.8)
Total	$3,558.7	$1,820.3	$1,579.5	$158.9	$2,115.8	$26.7	$1,904.1	$185.0
Other postretirement plans
Insurance Contracts	$7.5			$7.5
Exchange Traded Fund – Bond	1.4	$1.4
Pooled Funds	.4		$.4
Total	$9.3	$1.4	$.4	$7.5

The following table sets forth by level, within the fair value hierarchy, the plans' assets (liabilities) at fair value at December 31, 2010.

	U.S. Plans				International Plans
December 31, 2010 (millions)	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Pension plans
Equity Securities
Common Stocks	$1,949.2	$1,949.2			$122.2	$122.2
Commingled Funds	621.1		$621.1		792.8		$792.8
Debt Securities
U.S. and U.K. Govt. Securities	126.2	126.2			97.7	97.7
Other Fixed Income	791.6		791.6		308.8		308.8
Insurance Contracts	70.3			$70.3	152.6			$152.6
Commingled Funds					440.8		440.8
Real Estate
Real Estate Investment Trusts	139.0	139.0			.5	.5
Real Estate	32.1			32.1	28.1			28.1
Other
Derivatives	(5.8)		(5.8)		(2.5)		(2.5)
Private Equity	56.9			56.9
Commingled Funds	84.1		84.1		60.6		51.4	9.2
Pooled Funds	145.9		145.9		1.3		1.3
Cash	.1	.1			58.5	58.5
Receivables	94.2	94.2			4.6	4.6
Payables	(205.0)	(205.0)
Total	$3,899.9	$2,103.7	$1,636.9	$159.3	$2,066.0	$283.5	$1,592.6	$189.9
Other postretirement plans
Insurance Contracts	$7.4			$7.4
Exchange Traded Fund – Bond	1.3	$1.3
Pooled Funds	.3		$.3
Total	$9.0	$1.3	$.3	$7.4

The following table sets forth a summary of changes in the fair value of the plans' Level 3 assets for the year ended December 31, 2011.

(millions)	January 1, 2011	Realized gains (losses)	Purchases or acquisitions	Sales or dispositions	Currency and unrealized gains (losses) relating to instruments still held at December 31, 2011	December 31, 2011
U.S. plans
Pension plan
Real Estate	$32.1	$.3		$(1.3)	$2.6	$33.7
Private Equity	56.9	10.0		(27.3)	6.0	45.6
Insurance Contracts	70.3	–	$7.7	–	1.6	79.6

Total	$159.3	$10.3	$7.7	$(28.6)	$10.2	$158.9

Other postretirement plans
Insurance Contracts	$7.4	$.1	$.5	$(.5)		$7.5

International pension plans
Insurance Contracts	$152.6		$4.9	$(11.8)	$(.2)	$145.5
Real Estate	28.1		1.1	(.7)	.5	29.0
Commingled Funds	9.2		1.3	(.2)	.2	10.5

Total	$189.9		$7.3	$(12.7)	$.5	$185.0

The following table sets forth a summary of changes in the fair value of the plans' Level 3 assets for the year ended December 31, 2010.

(millions)	January 1, 2010	Realized gains (losses)	Purchases or acquisitions	Sales or dispositions	Currency and unrealized gains (losses) relating to instruments still held at December 31, 2010	December 31, 2010
U.S. plans
Pension plan
Real Estate	$54.2	$3.8		$(21.9)	$(4.0)	$32.1
Private Equity	69.4	6.8	$.8	(20.7)	.6	56.9
Insurance Contracts	64.8	–	–	–	5.5	70.3
Derivatives	.5	–	–	(.5)	–	–
Total	$188.9	$10.6	$.8	$(43.1)	$2.1	$159.3

Other postretirement plans
Insurance Contracts	$7.5	$.2	$.4	$(.7)		$7.4

International pension plans
Insurance Contracts	$167.4		$5.8	$(12.6)	$(8.0)	$152.6
Real Estate	27.3		–	–	.8	28.1
Commingled Funds	22.6	$.8	1.0	(15.1)	(.1)	9.2

Total	$217.3	$.8	$6.8	$(27.7)	$(7.3)	$189.9

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity

17. Stockholders' equity

The company has 100 million authorized shares of common stock, par value $.01 per share, and 40 million shares of authorized preferred stock, par value $1 per share, issuable in series.

At December 31, 2011, 21.1 million shares of unissued common stock of the company were reserved for stock-based incentive plans and convertible preferred stock.

On February 28, 2011, the company sold 2,587,500 shares of 6.25% mandatory convertible preferred stock for net proceeds of $249.7 million. Each share of mandatory convertible preferred stock will automatically convert on March 1, 2014 into between 2.1899 and 2.6717 shares of the company's common stock, subject to adjustment, depending on the volume weighted average price per share of the company's common stock over the 20 consecutive trading days ending on the third trading day immediately preceding the mandatory conversion date. At any time prior to March 1, 2014, holders may elect to convert all or a portion of their shares of the mandatory convertible preferred stock at the minimum conversion rate of 2.1899 shares of the company's common stock, subject to adjustment.

The company pays dividends on each share of the mandatory convertible preferred stock on a cumulative basis at an annual rate of 6.25% on the initial liquidation preference of $100 per share (equivalent to $6.25 per year per share). Dividends accrue and accumulate from the date of issuance and, to the extent the company has lawfully available funds to pay dividends and the company's Board of Directors or an authorized committee of the Board of Directors declares a dividend payable, the company will pay dividends on March 1, June 1, September 1 and December 1 of each year prior to March 1, 2014 in cash and on March 1, 2014 or any earlier conversion date in cash, shares of the company's common stock, or a combination thereof, at the company's election. The annualized dividend on the mandatory convertible preferred stock is approximately $16.2 million until conversion.

Comprehensive income (loss) for the three years ended December 31, 2011, includes the following components:

Year ended December 31 (millions)	2011	2010	2009
Consolidated net income before discontinued operations	$141.2	$164.1	$175.9
Income from discontinued operations, net of tax	–	77.2	17.1

Total	141.2	241.3	193.0

Other comprehensive income (loss)
Foreign currency translation adjustments	(46.3)	31.9	78.1
Foreign currency translation reclassification adjustment	–	(7.7)	–
Postretirement adjustments, net of tax of $(20.3), $22.1 and $(94.0)	(728.5)	62.7	(212.7)

Total other comprehensive income (loss)	(774.8)	86.9	(134.6)

Consolidated comprehensive income (loss)	(633.6)	328.2	58.4
Comprehensive income (loss) attributable to noncontrolling interests	5.0	6.9	(22.0)

Comprehensive income (loss) attributable to Unisys Corporation	$(638.6)	$321.3	$80.4

Accumulated other comprehensive income (loss) as of December 31, 2011, 2010 and 2009, is as follows:

(millions)	Total	Translation Adjustments	Postretirement Plans
Balance at December 31, 2008	$(2,904.6)	$(701.5)	$(2,203.1)
Change during period	(108.9)	71.6	(180.5)

Balance at December 31, 2009	(3,013.5)	(629.9)	(2,383.6)
Change during period	85.2	25.7	59.5

Balance at December 31, 2010	(2,928.3)	(604.2)	(2,324.1)
Change during period	(772.6)	(44.9)	(727.7)

Balance at December 31, 2011	$(3,700.9)	$(649.1)	$(3,051.8)

The following table summarizes the changes in preferred stock, common stock and treasury stock during the three years ended December 31, 2011:

(millions)	Preferred Stock	Common Stock	Treasury Stock
Balance at December 31, 2008	–	37.2	.2
Stock-based compensation	–	.1	–
Shares issued in debt exchange	–	5.2	–

Balance at December 31, 2009	–	42.5	.2
Stock-based compensation	–	.4	.1

Balance at December 31, 2010	–	42.9	.3
Stock-based compensation	–	.9	–
Sale of preferred stock	2.6	–	–

Balance at December 31, 2011	2.6	43.8	.3

Schedule II - Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation And Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts

UNISYS CORPORATION

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

(Millions)

Description	Balance at Beginning of Period	Additions Charged to Costs and Expenses	Deductions (1)	Balance at End of Period
Year Ended December 31, 2009	$51.0	$(1.2)	$(4.2)	$45.6
Year Ended December 31, 2010	$45.6	$(.9)	$(7.7)	$37.0
Year Ended December 31, 2011	$37.0	$(.6)	$(1.1)	$35.3

(1)	Includes write-off of bad debts less recoveries and foreign currency translation adjustments.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Principles Of Consolidation	Principles of consolidation The consolidated financial statements include the accounts of all majority-owned subsidiaries.
Use Of Estimates

Use of estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions about future events. These estimates and assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities and the reported amounts of revenue and expenses. Such estimates include the valuation of accounts receivables, inventories, outsourcing assets, marketable software, goodwill and other long-lived assets, legal contingencies, indemnifications, and assumptions used in the calculation for systems integration projects, income taxes and retirement and other post-employment benefits, among others. These estimates and assumptions are based on management's best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Management adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.

Cash Equivalents

Cash equivalents All short-term investments purchased with a maturity of three months or less and certificates of deposits which may be withdrawn at any time at the discretion of the company without penalty are classified as cash equivalents.

Inventories	Inventories Inventories are valued at the lower of cost or market. Cost is determined on the first-in, first-out method.
Properties

Properties Properties are carried at cost and are depreciated over the estimated lives of such assets using the straight-line method. The estimated lives used, in years, are as follows: buildings, 20 – 50; machinery and office equipment, 4 – 7; rental equipment, 4; and internal-use software, 3 – 10.

Advertising Costs	Advertising costs All advertising costs are expensed as incurred. The amount charged to expense during 2011, 2010 and 2009 was $.9 million, $.6 million and $1.6 million, respectively.
Shipping And Handling Cost	Shipping and handling Costs related to shipping and handling is included in cost of revenue.
Revenue Recognition

Revenue recognition Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the fee is fixed or determinable, and collectability is probable.

Revenue from hardware sales with standard payment terms is recognized upon the passage of title and the transfer of risk of loss. Outside the United States, the company recognizes revenue even if it retains a form of title to products delivered to customers, provided the sole purpose is to enable the company to recover the products in the event of customer payment default and the arrangement does not prohibit the customer's use of the product in the ordinary course of business.

Revenue from software licenses with standard payment terms is recognized at the inception of the initial license term and upon execution of an extension to the license term.

The company also enters into multiple-element arrangements, which may include any combination of hardware, software or services. For example, a client may purchase an enterprise server that includes operating system software. In addition, the arrangement may include post-contract support for the software and a contract for post-warranty maintenance for service of the hardware. These arrangements consist of multiple deliverables, with hardware and software delivered in one reporting period and the software support and hardware maintenance services delivered across multiple reporting periods. In another example, the company may provide desktop managed services to a client on a long term multiple year basis and periodically sell hardware and software products to the client. The services are provided on a continuous basis across multiple reporting periods and the hardware and software products are delivered in one reporting period. To the extent that a deliverable in a multiple-deliverable arrangement is subject to specific guidance, that deliverable is accounted for in accordance with such specific guidance. Examples of such arrangements may include leased hardware which is subject to specific leasing guidance or software which is subject to specific software revenue recognition guidance.

In these transactions, the company allocates the total revenue to be earned under the arrangement among the various elements based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (VSOE) if available, third party evidence (TPE) if VSOE is not available, or the best estimated selling price (ESP) if neither VSOE nor TPE is available. VSOE of selling price is based upon the normal pricing and discounting practices for those products and services when sold separately. TPE of selling price is based on evaluating largely similar and interchangeable competitor products or services in standalone sales to similarly situated customers. ESP is established considering factors such as margin objectives, discounts off of list prices, market conditions, competition and other factors. ESP represents the price at which the company would transact for the deliverable if it were sold by the company regularly on a standalone basis.

For multiple-element arrangements that involve the licensing, selling or leasing of software, for software and software-related elements, the allocation of revenue is based on VSOE. There may be cases in which there is VSOE of selling price of the undelivered elements but no such evidence for the delivered elements. In these cases, the residual method is used to allocate the arrangement consideration. Under the residual method, the amount of consideration allocated to the delivered elements equals the total arrangement consideration less the aggregate VSOE of selling price of the undelivered elements.

For multiple-element arrangements for products or services that (a) do not include the licensing, selling or leasing of software, or (b) contain software that is incidental to the products or services as a whole or (c) contain software components that are sold, licensed or leased with tangible products when the software components and non-software components (i.e., the hardware and software) of the tangible product function together to deliver the tangible product's essential functionality (e.g., sales of the company's enterprise-class servers including hardware and software), the allocation of revenue is based on the relative selling prices of each of the deliverables in the arrangement based on the selling price hierarchy, discussed above.

The company recognizes revenue on delivered elements only if: (a) any undelivered products or services are not essential to the functionality of the delivered products or services, (b) the company has an enforceable claim to receive the amount due in the event it does not deliver the undelivered products or services, (c) there is evidence of the selling price for each undelivered products or services, and (d) the revenue recognition criteria otherwise have been met for the delivered elements. Otherwise, revenue on delivered elements is recognized as the undelivered elements are delivered.

The company evaluates each deliverable in an arrangement to determine whether they represent separate units of accounting. A delivered element constitutes a separate unit of accounting when it has standalone value and there is no customer-negotiated refund or return rights for the delivered elements. If these criteria are not met, the deliverable is combined with the undelivered elements and the allocation of the arrangement consideration and revenue recognition are determined for the combined unit as a single unit.

Revenue from hardware sales and software licenses with extended payment terms is recognized as payments from customers become due (assuming that all other conditions for revenue recognition have been satisfied).

Revenue for operating leases is recognized on a monthly basis over the term of the lease and for sales-type leases at the inception of the lease term.

Revenue from equipment and software maintenance and post-contract support is recognized on a straight-line basis as earned over the terms of the respective contracts. Cost related to such contracts is recognized as incurred.

Revenue and profit under systems integration contracts are recognized either on the percentage-of-completion method of accounting using the cost-to-cost method, or when services have been performed, depending on the nature of the project. For contracts accounted for on the percentage-of-completion basis, revenue and profit recognized in any given accounting period are based on estimates of total projected contract costs. The estimates are continually reevaluated and revised, when necessary, throughout the life of a contract. Any adjustments to revenue and profit resulting from changes in estimates are accounted for in the period of the change in estimate. When estimates indicate that a loss will be incurred on a contract upon completion, a provision for the expected loss is recorded in the period in which the loss becomes evident.

Revenue from time and materials service contracts and outsourcing contracts is recognized as the services are provided using either an objective measure of output or on a straight-line basis over the term of the contract.

Income Taxes

Income taxes Income taxes are based on income before taxes for financial reporting purposes and reflect a current tax liability for the estimated taxes payable in the current-year tax return and changes in deferred taxes. Deferred tax assets or liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using enacted tax laws and rates. A valuation allowance is provided on deferred tax assets if it is determined that it is more likely than not that the asset will not be realized. The company has elected the policy of not providing for intra-period tax allocations between pretax earnings and other comprehensive income in instances where there is no net tax provision. This determination is made for each tax jurisdiction.

The company recognizes penalties and interest accrued related to income tax liabilities in provision for income taxes in its consolidated statements of income.

Marketable Software

Marketable software The cost of development of computer software to be sold or leased, incurred subsequent to establishment of technological feasibility, is capitalized and amortized to cost of sales over the estimated revenue-producing lives of the products, but not in excess of three years following product release. The company performs quarterly reviews to ensure that unamortized costs remain recoverable from future revenue.

Internal-Use Software

Internal-use software The company capitalizes certain internal and external costs incurred to acquire or create internal-use software, principally related to software coding, designing system interfaces, and installation and testing of the software. These costs are amortized in accordance with the fixed asset policy described above.

Outsourcing Assets

Outsourcing assets Costs on outsourcing contracts are generally expensed as incurred. However, certain costs incurred upon initiation of an outsourcing contract are deferred and expensed over the initial contract life. These costs consist principally of initial customer setup and employment obligations related to employees hired under terms of the outsourcing contracts. Additionally, marketable software development costs incurred to develop specific application software for outsourcing are capitalized once technological feasibility has been established. Capitalized software used in outsourcing arrangements is amortized based on current and estimated future revenue from the product. The amortization expense is not less than straight-line amortization expense over the product's useful life. Fixed assets acquired in connection with outsourcing contracts are capitalized and depreciated over the shorter of the initial contract life or in accordance with the fixed asset policy described above.

Recoverability of outsourcing assets is subject to various business risks, including the timely completion and ultimate cost of the outsourcing solution, realization of expected profitability of existing outsourcing contracts and obtaining additional outsourcing customers. The company quarterly compares the carrying value of the outsourcing assets with the undiscounted future cash flows expected to be generated by the outsourcing assets to determine if there is impairment. If impaired, the outsourcing assets are reduced to an estimated fair value on a discounted cash flow basis. The company prepares its cash flow estimates based on assumptions that it believes to be reasonable but are also inherently uncertain. Actual future cash flows could differ from these estimates.

Translation Of Foreign Currency

Translation of foreign currency The local currency is the functional currency for most of the company's international subsidiaries, and as such, assets and liabilities are translated into U.S. dollars at year-end exchange rates. Income and expense items are translated at average exchange rates during the year. Translation adjustments resulting from changes in exchange rates are reported in other comprehensive income (loss). Exchange gains and losses on intercompany balances are reported in other income (expense), net.

For those international subsidiaries operating in highly inflationary economies, the U.S. dollar is the functional currency, and as such, nonmonetary assets and liabilities are translated at historical exchange rates, and monetary assets and liabilities are translated at current exchange rates. Exchange gains and losses arising from translation are included in other income (expense), net.

Stock-Based Compensation Plans

Stock-based compensation plans Stock-based compensation represents the cost related to stock-based awards granted to employees and directors. The company recognizes compensation expense for the fair value of stock options, which have graded vesting, on a straight-line basis over the requisite service period. The company estimates the fair value of stock options using a Black-Scholes valuation model. The expense is recorded in selling, general and administrative expenses.

Retirement Benefits

Retirement benefits Accounting rules covering defined benefit pension plans and other postretirement benefits require that amounts recognized in financial statements be determined on an actuarial basis. A significant element in determining the company's retirement benefits expense or income is the expected long-term rate of return on plan assets. This expected return is an assumption as to the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the projected pension benefit obligation. The company applies this assumed long-term rate of return to a calculated value of plan assets, which recognizes changes in the fair value of plan assets in a systematic manner over four years. This produces the expected return on plan assets that is included in retirement benefits expense or income. The difference between this expected return and the actual return on plan assets is deferred. The net deferral of past asset losses or gains affects the calculated value of plan assets and, ultimately, future retirement benefits expense or income.

At December 31 of each year, the company determines the fair value of its retirement benefits plan assets as well as the discount rate to be used to calculate the present value of plan liabilities. The discount rate is an estimate of the interest rate at which the retirement benefits could be effectively settled. In estimating the discount rate, the company looks to rates of return on high-quality, fixed-income investments currently available and expected to be available during the period to maturity of the retirement benefits. The company uses a portfolio of fixed-income securities, which receive at least the second-highest rating given by a recognized ratings agency.

Fair Value Measurements

Fair value measurements Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. When determining fair value measurements for assets and liabilities required to be recorded at fair value, the company considers the principal or most advantageous market in which it would transact and also considers assumptions that market participants would use when pricing an asset or liability. The fair value hierarchy has three levels of inputs that may be used to measure fair value: Level 1 – Quoted market prices in active markets for identical assets or liabilities; Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data; and Level 3 – Unobservable inputs that are not corroborated by market data. The company has applied fair value measurements to its derivatives (see note 12), to its postretirement plan assets (see note 16) and to its long-term debt (see note 9).

Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share [Abstract]
Computation Of Earnings Per Share Attributable To Unisys Corporation

Year ended December 31 (millions, except per share data)	2011	2010	2009
Basic earnings per common share computation
Net income from continuing operations attributable to Unisys Corporation common stockholders	$120.5	$158.9	$172.2
Income from discontinued operations, net of tax	–	77.2	17.1
Net income attributable to Unisys Corporation common stockholders	$120.5	$236.1	$189.3
Weighted average shares (thousands)	43,145	42,562	39,241
Basic earnings per common share
Continuing operations	$2.79	$3.74	$4.38
Discontinued operations	–	1.81	.44
Total	$2.79	$5.55	$4.82
Diluted earnings per common share computation
Net income from continuing operations attributable to Unisys Corporation common shareholders	$120.5	$158.9	$172.2
Add preferred stock dividends	13.5	–	–
Net income from continuing operations attributable to Unisys Corporation for diluted earnings per share	134.0	158.9	172.2
Income from discontinued operations, net of tax	–	77.2	17.1
Net income attributable to Unisys Corporation for diluted earnings per share	$134.0	$236.1	$189.3
Weighted average shares (thousands)	43,145	42,562	39,241
Plus incremental shares from assumed conversions
Employee stock plans	553	771	593
Preferred stock	5,780	–	–
Adjusted weighted average shares	49,478	43,333	39,834
Diluted earnings per common share
Continuing operations	$2.71	$3.67	$4.32
Discontinued operations	–	1.78	.43
Total	$2.71	$5.45	$4.75

Discontinued Operations And Sale Of Businesses (Tables)	12 Months Ended
Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Results Of Discontinued Operations

(millions)	2010	2009
Revenue	$94.6	$212.0
Income
Operations	$8.2	$16.4
Gain on sale	69.0	–
	77.2	16.4
Income tax benefit	–	(.7)
Income from discontinued operations, net of tax	$77.2	$17.1

Health Information Management [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Results Of Discontinued Operations

(millions)	2010*	2009
Revenue	$42.0	$111.7
Income
Operations	$10.0	$19.6
Gain on sale	64.5	–
	74.5	19.6
Income tax provision	–	–
Income from discontinued operations, net of tax	$74.5	$19.6

* Includes results of operations through the April 30, 2010 closing date.

Unisys Insurance Services Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Results Of Discontinued Operations

(millions)	2010*	2009
Revenue	$52.6	$100.3
Income (loss)
Operations	$(1.8)	$(3.2)
Gain on sale	4.5	–
	2.7	(3.2)
Income tax benefit	–	(.7)
Income (loss) from discontinued operations, net of tax	$2.7	$(2.5)

* Includes results of operations through the August 31, 2010 closing date.

Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Changes In The Carrying Amount Of Goodwill By Segment

(millions)	Total	Services	Technology
Balance at December 31, 2009	$198.5	$88.4	$110.1
Sale of business	(1.3)	(1.3)	–
Translation adjustments	.7	(.2)	.9
Balance at December 31, 2010	197.9	86.9	111.0
Transferred to assets held for sale	(1.3)	–	(1.3)
Translation adjustments	(4.1)	(2.7)	(1.4)
Balance at December 31, 2011	$192.5	$84.2	$108.3

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Continuing Operations Provision For Income Taxes

Year ended December 31 (millions)	2011	2010	2009
Income (loss) from continuing operations before income taxes
United States	$(20.4)	$37.4	$25.9
Foreign	226.4	185.5	192.3
Total income from continuing operations before income taxes	$206.0	$222.9	$218.2
Continuing operations provision for income taxes
Current
United States	$2.8	$8.7	$(6.7)
Foreign	43.8	75.4	45.8
State and local	.2	.3	(.4)
Total	46.8	84.4	38.7
Deferred
Foreign	18.0	(25.6)	3.6
Total continuing operations provision for income taxes	$64.8	$58.8	$42.3

Reconciliation Of Provision For Income Taxes Attributable To Continuing Operations

Year ended December 31 (millions)	2011	2010	2009
United States statutory income tax provision	$72.1	$78.0	$76.4
Income and losses for which no provision or benefit has been recognized	21.8	(3.0)	(7.8)
Foreign rate differential and other foreign tax expense	(9.9)	(32.0)	(6.1)
Income tax withholdings	9.8	13.1	8.8
Permanent items	4.2	4.3	5.0
Foreign currency devaluation	–	5.7	–
Enacted rate changes	8.4	4.1	2.0
Change in uncertain tax positions	6.1	1.0	4.0
Change in valuation allowances due to changes in judgment	(15.2)	(13.2)	(28.7)
Income tax credits, U.S.	(4.2)	.4	(11.1)
Tax audit matters	(28.3)	.1	–
Other	–	.3	(.2)
Continuing operations provision for income taxes	$64.8	$58.8	$42.3

Significant Portions Of Deferred Tax Assets And Liabilities

December 31 (millions)	2011	2010
Deferred tax assets
Tax loss carryforwards	$800.6	$750.0
Postretirement benefits	787.1	529.4
Foreign tax credit carryforwards	553.3	479.4
Capitalized research and development	267.4	304.1
Other tax credit carryforwards	144.2	164.2
Deferred revenue	91.0	107.1
Employee benefits and compensation	54.3	53.5
Purchased capitalized software	46.0	45.8
Depreciation	38.6	60.2
Warranty, bad debts and other reserves	18.4	23.5
Capitalized costs	17.3	18.2
Debt related	8.8	38.2
Capitalized intellectual property rights	–	28.4
Other	22.9	39.8
	2,849.9	2,641.8
Valuation allowance	(2,648.5)	(2,426.4)
Total deferred tax assets	$201.4	$215.4
Deferred tax liabilities
Other	$27.1	$30.0
Total deferred tax liabilities	$27.1	$30.0
Net deferred tax assets	$174.3	$185.4

Reconciliation Of Changes In Unrecognized Tax Benefits

Year ended December 31 (millions)	2011	2010
Balance at January 1	$19.5	$4.0
Additions based on tax positions related to the current year	6.0	13.9
Additions for tax positions of prior years	–	2.3
Reductions for tax positions of prior years	–	(.2)
Reductions as a result of a lapse of applicable statute of limitations	–	(.1)
Settlements	(1.2)	(.4)
Balance at December 31	$24.3	$19.5

Properties (Tables)	12 Months Ended
Dec. 31, 2011
Properties [Abstract]
Components Of Properties

December 31 (millions)	2011	2010
Land	$3.3	$3.8
Buildings	76.8	77.1
Machinery and office equipment	760.3	839.7
Internal-use software	315.7	303.9
Rental equipment	101.1	114.5
Total properties	$1,257.2	$1,339.0

Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Components Of Long-Term Debt

December 31 (millions)	2011	2010
12 3/4% senior secured notes due 2014	$186.2	$375.0
12 1/2% senior notes due 2016	150.6	150.6
14 1/4% senior secured notes due 2015	25.5	246.6
8% senior notes	–	68.0
Other, net of unamortized discounts	(2.6)	(16.2)
Total	359.7	824.0
Less – current maturities	.9	.8
Total long-term debt	$358.8	$823.2

Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Other Liabilities [Abstract]
Components Of Other Accrued Liabilities (Current)

December 31 (millions)	2011	2010
Payrolls and commissions	$120.9	$143.1
Accrued vacations	70.4	75.0
Taxes other than income taxes	49.8	59.2
Income taxes	28.8	53.9
Postretirement	28.7	28.8
Accrued interest	14.6	30.9
Other	112.3	128.0
Total other accrued liabilities	$425.5	$518.9

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Customer Revenue By Classes Of Similar Products Or Services

Year ended December 31 (millions)	2011	2010	2009

Services
Systems integration and consulting	$1,164.7	$1,223.1	$1,360.0
Outsourcing	1,487.2	1,531.3	1,592.2
Infrastructure services	487.0	472.4	563.9

Core maintenance	215.7	230.6	308.8
	3,354.6	3,457.4	3,824.9
Technology
Enterprise-class software and servers	443.9	462.5	464.6
Other technology	55.3	99.7	96.2
	499.2	562.2	560.8
Total	$3,853.8	$4,019.6	$4,385.7

Reconciliation Of Total Business Segment Operating Income To Consolidated Income

Year ended December 31 (millions)	2011	2010	2009
Total segment operating income	$360.1	$373.8	$301.4
Interest expense	(63.1)	(101.8)	(95.2)
Other income (expense), net	(55.5)	(51.0)	(16.6)
Corporate and eliminations	(35.5)	1.9	28.6
Total income from continuing operations before income taxes	$206.0	$222.9	$218.2

Reconciliation Of Total Business Segment Assets To Consolidated Assets

December 31 (millions)	2011	2010	2009
Total segment assets	$1,555.9	$1,778.2	$2,001.2
Cash and cash equivalents	714.9	828.3	647.6
Deferred income taxes	208.6	220.3	200.5
Prepaid postretirement assets	43.9	31.2	–
Elimination for sale of receivables	–	–	(100.0)
Other corporate assets	88.9	162.9	207.6
Total assets	$2,612.2	$3,020.9	$2,956.9

Summary Of The Operations By Segment

(millions)	Total	Corporate	Services	Technology
2011
Customer revenue	$3,853.8		$3,354.6	$499.2
Intersegment		$(102.6)	6.3	96.3
Total revenue	$3,853.8	$(102.6)	$3,360.9	$595.5
Operating income	$324.6	$(35.5)	$231.8	$128.3
Depreciation and amortization	194.8		116.4	78.4
Total assets	2,612.2	1,056.3	1,164.7	391.2
Capital expenditures	134.4	9.8	65.2	59.4

2010
Customer revenue	$4,019.6		$3,457.4	$562.2
Intersegment		$(116.6)	5.9	110.7
Total revenue	$4,019.6	$(116.6)	$3,463.3	$672.9
Operating income	$375.7	$1.9	$231.6	$142.2
Depreciation and amortization	250.6		191.4	59.2
Total assets	3,020.9	1,242.7	1,359.9	418.3
Capital expenditures	203.1	12.0	125.3	65.8

2009
Customer revenue	$4,385.7		$3,824.9	$560.8
Intersegment		$(170.8)	6.9	163.9
Total revenue	$4,385.7	$(170.8)	$3,831.8	$724.7
Operating income	$330.0	$28.6	$213.6	$87.8
Depreciation and amortization	352.5		275.1	77.4
Total assets	2,956.9	955.7	1,529.2	472.0
Capital expenditures	201.3	1.5	141.8	58.0

Revenue, Properties And Outsourcing Assets By Geographic Segment

Year ended December 31 (millions)	2011	2010	2009
Revenue
United States	$1,577.9	$1,733.1	$2,005.4
United Kingdom	408.7	426.2	469.2
Other foreign	1,867.2	1,860.3	1,911.1
Total	$3,853.8	$4,019.6	$4,385.7
Properties, net
United States	$127.1	$142.8	$135.4
United Kingdom	22.1	23.1	27.0
Other foreign	42.1	53.8	63.3
Total	$191.3	$219.7	$225.7
Outsourcing assets, net
United States	$61.5	$69.6	$72.3
United Kingdom	37.3	31.9	71.5
Other foreign	39.1	60.8	69.9
Total	$137.9	$162.3	$213.7

Employee Plans (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair Value Assumptions On Stock Options

Year Ended December 31	2011	2010	2009
Weighted-average fair value of grant	$20.10	$17.83	$2.82
Risk-free interest rate	1.71%	1.74%	1.57%
Expected volatility	71.31%	72.20%	58.28%
Expected life of options in years	3.62	3.63	3.77
Expected dividend yield	–	–	–

Summary Of Stock Option Activity

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value ($ in millions)
Outstanding at December 31, 2010	3,125	$85.78
Granted	618	38.38
Exercised	(161)	8.88
Forfeited and expired	(875)	157.62
Outstanding at December 31, 2011	2,707	56.81	2.31	$ 8.3
Expected to vest at December 31, 2011	1,128	31.42	3.46	$ 2.7
Exercisable at December 31, 2011	1,555	75.56	1.46	$ 5.5

Summary Of Restricted Stock Unit Activity

	Restricted Stock Units	Weighted-Average Grant-Date Fair Value
Outstanding at December 31, 2010	401	$29.10
Granted	299	37.75
Vested	(209)	27.42
Forfeited and expired	(107)	40.23
Outstanding at December 31, 2011	384	32.39

Schedule Of Accumulated Benefit Obligation In Excess Of Plan Assets

December 31 (millions)	2011	2010
Accumulated benefit obligation	$7,279.4	$6,516.5

Fair value of plan assets	5,201.1	5,180.5

Schedule Of Projected Benefit Obligation In Excess Of Plan Assets

December 31 (millions)	2011	2010
Projected benefit obligation	$7,301.8	$6,891.2

Fair value of plan assets	5,218.2	5,513.4

Company's Investment Policy Targets And Ranges For Each Asset Category

	U.S.		Int'l.
Asset Category	Target	Range	Target	Range

Equity securities	58%	52-64%	41%	36-45%

Debt securities	36%	33-39%	56%	49-62%

Real estate	6%	3-9%	1%	0-3%

Cash	0%	0-5%	1%	0-3%

Other	0%	0%	1%	0-5%

Assumed Health Care Cost Trend Rates

Assumed health care cost trend rates at December 31	2011	2010

Health care cost trend rate assumed for next year	7.3%	8.1%

Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%

Year that the rate reaches the ultimate trend rate	2017	2017

Effect Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates

	1-Percentage- Point Increase	1-Percentage- Point Decrease

Effect on service and interest cost	$.5	$(.2)

Effect on postretirement benefit obligation	5.1	(4.5)

Schedule Of Plans' Assets (Liabilities) At Fair Value

	U.S. Plans				International Plans
December 31, 2011 (millions)	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Pension plans
Equity Securities
Common Stocks	$1,627.2	$1,627.2			$4.9	$4.9
Commingled Funds	394.2		$394.2		783.4		$783.4
Debt Securities
U.S. and U.K. Govt. Securities	170.0	170.0
Other Fixed Income	929.7		929.7		242.5		242.5
Insurance Contracts	79.6			$79.6	145.5			$145.5
Commingled Funds					799.9		799.9
Real Estate
Real Estate Investment Trusts	99.8	99.8			.4	.4
Real Estate	33.7			33.7	29.0			29.0
Other
Derivatives	10.4	3.9	6.5		24.7		24.7
Private Equity	45.6			45.6
Commingled Funds	83.6		83.6		60.4		49.9	10.5
Pooled Funds	165.5		165.5		3.7		3.7
Cash	.3	.3			21.4	21.4
Receivables	86.9	86.9
Payables	(167.8)	(167.8)
Total	$3,558.7	$1,820.3	$1,579.5	$158.9	$2,115.8	$26.7	$1,904.1	$185.0
Other postretirement plans
Insurance Contracts	$7.5			$7.5
Exchange Traded Fund – Bond	1.4	$1.4
Pooled Funds	.4		$.4
Total	$9.3	$1.4	$.4	$7.5

	U.S. Plans				International Plans
December 31, 2010 (millions)	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Pension plans
Equity Securities
Common Stocks	$1,949.2	$1,949.2			$122.2	$122.2
Commingled Funds	621.1		$621.1		792.8		$792.8
Debt Securities
U.S. and U.K. Govt. Securities	126.2	126.2			97.7	97.7
Other Fixed Income	791.6		791.6		308.8		308.8
Insurance Contracts	70.3			$70.3	152.6			$152.6
Commingled Funds					440.8		440.8
Real Estate
Real Estate Investment Trusts	139.0	139.0			.5	.5
Real Estate	32.1			32.1	28.1			28.1
Other
Derivatives	(5.8)		(5.8)		(2.5)		(2.5)
Private Equity	56.9			56.9
Commingled Funds	84.1		84.1		60.6		51.4	9.2
Pooled Funds	145.9		145.9		1.3		1.3
Cash	.1	.1			58.5	58.5
Receivables	94.2	94.2			4.6	4.6
Payables	(205.0)	(205.0)
Total	$3,899.9	$2,103.7	$1,636.9	$159.3	$2,066.0	$283.5	$1,592.6	$189.9
Other postretirement plans
Insurance Contracts	$7.4			$7.4
Exchange Traded Fund – Bond	1.3	$1.3
Pooled Funds	.3		$.3
Total	$9.0	$1.3	$.3	$7.4

Summary Of Changes In The Fair Value Of The Plans' Level 3 Assets

(millions)	January 1, 2011	Realized gains (losses)	Purchases or acquisitions	Sales or dispositions	Currency and unrealized gains (losses) relating to instruments still held at December 31, 2011	December 31, 2011
U.S. plans
Pension plan
Real Estate	$32.1	$.3		$(1.3)	$2.6	$33.7
Private Equity	56.9	10.0		(27.3)	6.0	45.6
Insurance Contracts	70.3	–	$7.7	–	1.6	79.6

Total	$159.3	$10.3	$7.7	$(28.6)	$10.2	$158.9

Other postretirement plans
Insurance Contracts	$7.4	$.1	$.5	$(.5)		$7.5

International pension plans
Insurance Contracts	$152.6		$4.9	$(11.8)	$(.2)	$145.5
Real Estate	28.1		1.1	(.7)	.5	29.0
Commingled Funds	9.2		1.3	(.2)	.2	10.5

Total	$189.9		$7.3	$(12.7)	$.5	$185.0

(millions)	January 1, 2010	Realized gains (losses)	Purchases or acquisitions	Sales or dispositions	Currency and unrealized gains (losses) relating to instruments still held at December 31, 2010	December 31, 2010
U.S. plans
Pension plan
Real Estate	$54.2	$3.8		$(21.9)	$(4.0)	$32.1
Private Equity	69.4	6.8	$.8	(20.7)	.6	56.9
Insurance Contracts	64.8	–	–	–	5.5	70.3
Derivatives	.5	–	–	(.5)	–	–
Total	$188.9	$10.6	$.8	$(43.1)	$2.1	$159.3

Other postretirement plans
Insurance Contracts	$7.5	$.2	$.4	$(.7)		$7.4

International pension plans
Insurance Contracts	$167.4		$5.8	$(12.6)	$(8.0)	$152.6
Real Estate	27.3		–	–	.8	28.1
Commingled Funds	22.6	$.8	1.0	(15.1)	(.1)	9.2

Total	$217.3	$.8	$6.8	$(27.7)	$(7.3)	$189.9

Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status Of The Plan And Amounts Recognized In Consolidated Balance Sheet

	U.S. Plans		International Plans
December 31 (millions)	2011	2010	2011	2010

Change in projected benefit obligation

Benefit obligation at beginning of year	$4,862.6	$4,707.6	$2,450.6	$2,523.5

Service cost	–	–	10.7	14.5

Interest cost	264.0	276.4	126.4	119.7

Plan participants' contributions	–	–	3.4	3.9

Plan curtailment	–	–	(6.0)	–

Actuarial loss (gain)	373.7	221.4	94.8	(18.7)

Benefits paid	(345.5)	(342.8)	(90.9)	(92.8)

Foreign currency translation adjustments	–	–	(28.9)	(99.5)

Benefit obligation at end of year	$5,154.8	$4,862.6	$2,560.1	$2,450.6

Change in plan assets

Fair value of plan assets at beginning of year	$3,899.9	$3,740.6	$2,066.0	$1,985.4

Actual return on plan assets	(3.1)	495.1	87.9	171.3

Employer contribution	7.4	7.0	75.3	74.5

Plan participants' contributions	–	–	3.4	3.9

Benefits paid	(345.5)	(342.8)	(90.9)	(92.8)

Foreign currency translation adjustments	–	–	(25.9)	(76.3)

Fair value of plan assets at end of year	$3,558.7	$3,899.9	$2,115.8	$2,066.0

Funded status at end of year	$(1,596.1)	$(962.7)	$(444.3)	$(384.6)

Amounts recognized in the consolidated balance sheets consist of:

Prepaid postretirement assets	$–	$–	$43.2	$30.4

Other accrued liabilities	(7.3)	(7.3)	(.2)	(.2)

Long-term postretirement liabilities	(1,588.8)	(955.4)	(487.3)	(414.8)

Total funded status	$(1,596.1)	$(962.7)	$(444.3)	$(384.6)

Accumulated other comprehensive loss, net of tax

Net loss	$2,910.8	$2,275.1	$679.6	$584.0

Prior service cost (credit)	$2.8	$3.5	$(1.4)	$(1.4)

Accumulated benefit obligation	$5,154.8	$4,862.6	$2,527.8	$2,358.9

Components Of Net Periodic Benefit (Income) Cost

	U.S. Plans			International Plans
Year ended December 31 (millions)	2011	2010	2009	2011	2010	2009

Service cost	$–	$–	$–	$10.7	$14.5	$11.9

Interest cost	264.0	276.4	285.0	126.4	119.7	113.2

Expected return on plan assets	(337.4)	(365.0)	(384.7)	(135.3)	(129.5)	(128.2)

Amortization of prior service cost	.7	.7	.7	(.1)	–	–

Recognized net actuarial loss	78.5	54.3	74.3	26.8	26.0	4.2
Net periodic pension cost (income)	$5.8	$(33.6)	$(24.7)	$28.5	$30.7	$1.1

Expected Future Benefit Payments

Year ending December 31 (millions)	U.S.	Int'l.

2012	$356.4	$85.8

2013	356.3	88.6

2014	356.3	91.0

2015	356.3	93.5

2016	356.4	96.4

2017 - 2021	1,775.6	518.1

Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status Of The Plan And Amounts Recognized In Consolidated Balance Sheet

December 31 (millions)	2011	2010

Change in accumulated benefit obligation

Benefit obligation at beginning of year	$168.5	$174.3

Service cost	.4	.4

Interest cost	10.0	10.7

Plan participants' contributions	5.7	5.6

Amendments	–	1.5

Actuarial loss (gain)	6.5	3.9

Federal drug subsidy	3.0	2.0

Benefits paid	(27.5)	(29.9)

Foreign currency translation and other adjustments	11.0	–

Benefit obligation at end of year	$177.6	$168.5

Change in plan assets

Fair value of plan assets at beginning of year	$9.0	$9.1

Actual return on plan assets	.2	.3

Employer contributions	21.9	23.9

Plan participants' contributions	5.7	5.6

Benefits paid	(27.5)	(29.9)

Fair value of plan assets at end of year	$9.3	$9.0

Funded status at end of year	$(168.3)	$(159.5)

Amounts recognized in the consolidated balance sheets consist of:

Prepaid postretirement assets	$.7	$.8

Other accrued liabilities	(21.2)	(21.3)

Long-term postretirement liabilities	(147.8)	(139.0)

Total funded status	$(168.3)	$(159.5)

Accumulated other comprehensive loss, net of tax

Net loss	$44.7	$35.3
Prior service cost	6.6	8.4

Components Of Net Periodic Benefit (Income) Cost

Year ended December 31 (millions)	2011	2010	2009

Service cost	$.4	$.4	$.1

Interest cost	10.0	10.7	11.5

Expected return on assets	(.5)	(.5)	(.5)

Amortization of prior service cost	1.8	1.4	1.5

Recognized net actuarial loss	4.2	3.7	2.9

Net periodic benefit cost	$15.9	$15.7	$15.5

Expected Future Benefit Payments

Year ending December 31 (millions)	Gross Medicare Part D Receipts	Gross Expected Payments

2012	$2.3	$26.4

2013	2.2	24.2

2014	2.0	23.5

2015	1.9	22.9

2016	1.7	21.7

2017 - 2021	4.0	60.6

Net Periodic Pension Cost [Member] | Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Weighted-Average Assumptions

Weighted-average assumptions used to determine net periodic pension cost for the years ended December 31 were as follows:

Discount rate	5.68%	6.11%	6.75%	5.32%	5.30%	6.42%

Rate of compensation increase	N/A	N/A	N/A	2.93%	3.04%	2.88%

Expected long-term rate of return on assets*	8.75%	8.75%	8.75%	6.57%	6.63%	6.57%

* For 2012, the company has assumed that the expected long-term rate of return on plan assets for its U.S. defined benefit pension plan will be 8.00%.

Net Periodic Postretirement Benefit Cost [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Weighted-Average Assumptions

Discount rate	6.42%	6.62%	7.02%

Expected return on plan assets	6.75%	6.75%	6.75%

Benefit Obligation [Member] | Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Weighted-Average Assumptions

Weighted-average assumptions used to determine benefit obligations at December 31 were as follows:

Discount rate	4.96%	5.68%	6.11%	4.65%	5.32%	5.30%

Rate of compensation increase	N/A	N/A	N/A	2.66%	2.93%	3.04%

Benefit Obligation [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Weighted-Average Assumptions

Discount rate	5.84%	6.42%	6.62%

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Components Of Comprehensive Income (Loss)

Year ended December 31 (millions)	2011	2010	2009
Consolidated net income before discontinued operations	$141.2	$164.1	$175.9
Income from discontinued operations, net of tax	–	77.2	17.1

Total	141.2	241.3	193.0

Other comprehensive income (loss)
Foreign currency translation adjustments	(46.3)	31.9	78.1
Foreign currency translation reclassification adjustment	–	(7.7)	–
Postretirement adjustments, net of tax of $(20.3), $22.1 and $(94.0)	(728.5)	62.7	(212.7)

Total other comprehensive income (loss)	(774.8)	86.9	(134.6)

Consolidated comprehensive income (loss)	(633.6)	328.2	58.4
Comprehensive income (loss) attributable to noncontrolling interests	5.0	6.9	(22.0)

Comprehensive income (loss) attributable to Unisys Corporation	$(638.6)	$321.3	$80.4

Accumulated Other Comprehensive Income (Loss)

(millions)	Total	Translation Adjustments	Postretirement Plans
Balance at December 31, 2008	$(2,904.6)	$(701.5)	$(2,203.1)
Change during period	(108.9)	71.6	(180.5)

Balance at December 31, 2009	(3,013.5)	(629.9)	(2,383.6)
Change during period	85.2	25.7	59.5

Balance at December 31, 2010	(2,928.3)	(604.2)	(2,324.1)
Change during period	(772.6)	(44.9)	(727.7)

Balance at December 31, 2011	$(3,700.9)	$(649.1)	$(3,051.8)

Changes In Preferred Stock, Common Stock And Treasury Stock

(millions)	Preferred Stock	Common Stock	Treasury Stock
Balance at December 31, 2008	–	37.2	.2
Stock-based compensation	–	.1	–
Shares issued in debt exchange	–	5.2	–

Balance at December 31, 2009	–	42.5	.2
Stock-based compensation	–	.4	.1

Balance at December 31, 2010	–	42.9	.3
Stock-based compensation	–	.9	–
Sale of preferred stock	2.6	–	–

Balance at December 31, 2011	2.6	43.8	.3

Summary Of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Line Items]
Advertising costs incurred	$ 0.9	$ 0.6	$ 1.6
Maximum estimated revenue-producing lives (in years) of computer software products from the date of release	3
Recognition period (in years) for changes in fair value of plan assets	4
Buildings [Member]
Summary Of Significant Accounting Policies [Line Items]
Minimum estimated useful lives (in years)	20
Maximum estimated useful lives (in years)	50
Machinery And Office Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Minimum estimated useful lives (in years)	4
Maximum estimated useful lives (in years)	7
Rental Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	4
Internal-Use Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Minimum estimated useful lives (in years)	3
Maximum estimated useful lives (in years)	10

Earnings Per Common Share (Narrative) (Details) (Stock Options And Restricted Stock Units [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Options And Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	2,119	2,545	3,165

Earnings Per Common Share (Computation Of Earnings Per Share Attributable To Unisys Corporation) (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Common Share [Abstract]
Net income from continuing operations attributable to Unisys Corporation common stockholders	$ 120.5	$ 158.9	$ 172.2
Income from discontinued operations, net of tax		77.2	17.1
Net income attributable to Unisys Corporation common stockholders	120.5	236.1	189.3
Weighted average shares (thousands)	43,145	42,562	39,241
Continuing operations	$ 2.79	$ 3.74	$ 4.38
Discontinued operations		$ 1.81	$ 0.44
Total	$ 2.79	$ 5.55	$ 4.82
Net income from continuing operations attributable to Unisys Corporation common stockholders	120.5	158.9	172.2
Add preferred stock dividends	13.5
Net income from continuing operations attributable to Unisys Corporation for diluted earnings per share	134	158.9	172.2
Net income attributable to Unisys Corporation for diluted earnings per share	$ 134	$ 236.1	$ 189.3
Employee stock plans	553	771	593
Preferred stock	5,780
Adjusted weighted average shares	49,478	43,333	39,834
Continuing operations	$ 2.71	$ 3.67	$ 4.32
Discontinued operations		$ 1.78	$ 0.43
Total	$ 2.71	$ 5.45	$ 4.75

Discontinued Operations And Sale Of Businesses (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds from sale of businesses		$ 117.2
Revenue from divested business		94.6		212
Pretax income/loss on sale of divested business		69
Held for sale in "prepaid expenses and other current assets"	11
Held for sale in "other accrued liabilities"	15
Unisys Insurance Services Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payment on sale of business	19.3
Revenue from divested business		52.6	[1]	100.3
Pretax income/loss on sale of divested business		4.5	[1]
U.S. Specialized Technology Check Sorter Equipment And Related U.S Maintenance Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Asset impairment charges related to sale of business				13.4
Loss on sale of business		3.3
Services and Technology [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from divested business	40			100
Pretax income/loss on sale of divested business	$ 8			$ (3)

[1]	Includes results of operations through the August 31, 2010 closing date.

Discontinued Operations And Sale Of Businesses (Results Of Discontinued Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 94.6		$ 212
Operations	8.2		16.4
Gain on sale	69
Income (loss) from discontinued operations, before tax	77.2		16.4
Income tax benefit			(0.7)
Income (loss) from discontinued operations, net of tax	77.2		17.1
Health Information Management [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	42	[1]	111.7
Operations	10	[1]	19.6
Gain on sale	64.5	[1]
Income (loss) from discontinued operations, before tax	74.5	[1]	19.6
Income tax benefit		[1]
Income (loss) from discontinued operations, net of tax	74.5	[1]	19.6
Unisys Insurance Services Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	52.6	[2]	100.3
Operations	(1.8)	[2]	(3.2)
Gain on sale	4.5	[2]
Income (loss) from discontinued operations, before tax	2.7	[2]	(3.2)
Income tax benefit			(0.7)
Income (loss) from discontinued operations, net of tax	$ 2.7	[2]	$ (2.5)

[1]	Includes results of operations through the April 30, 2010 closing date.
[2]	Includes results of operations through the August 31, 2010 closing date.

Goodwill (Changes In The Carrying Amount Of Goodwill By Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Balance at beginning of year	$ 197.9	$ 198.5
Sale of business		(1.3)
Translation adjustments	(4.1)	0.7
Transferred to assets held for sale	(1.3)
Balance at end of year	192.5	197.9
Services [Member]
Goodwill [Line Items]
Balance at beginning of year	86.9	88.4
Sale of business		(1.3)
Translation adjustments	(2.7)	(0.2)
Balance at end of year	84.2	86.9
Technology [Member]
Goodwill [Line Items]
Balance at beginning of year	111	110.1
Sale of business
Translation adjustments	(1.4)	0.9
Transferred to assets held for sale	(1.3)
Balance at end of year	$ 108.3	$ 111

Accounts Receivable (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revenue recognized in excess of billings on services contracts, or unbilled accounts receivable	$ 153,500,000	$ 189,700,000
Unearned income deducted from accounts and notes receivable	4,100,000	0
Allowance for doubtful accounts	35,300,000	37,000,000
Provision (income) expense for doubtful accounts reported in selling, general and administrative expenses	(600,000)	(900,000)	(1,200,000)
Accounts and notes receivable, net	673,000,000	789,700,000
Proceeds from sales of accounts receivable			1,200,000,000
Discount on selling price of accounts receivable			5.30%
Discount on the sales of accounts receivable			5,600,000
Receivables Sold [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts and notes receivable, net			$ (100,000,000)

Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					6 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Europe [Member]	Dec. 31, 2011 United Kingdom [Member]	Jun. 30, 2011 United Kingdom [Member] Previous [Member]	Sep. 30, 2011 United Kingdom [Member] Current [Member]	Dec. 31, 2011 U.S. Federal [Member]	Dec. 31, 2011 Brazil [Member]	Dec. 31, 2011 2012 [Member]	Dec. 31, 2011 2013 [Member]	Dec. 31, 2011 2014 [Member]	Dec. 31, 2011 2015 [Member]	Dec. 31, 2011 2016 [Member]	Dec. 31, 2011 Tax Credit Loss Carryforwards Thereafter [Member]
Income Tax Examination [Line Items]
Tax provisions (benefits) related to prior year foreign tax adjustments		$ (2.7)	$ 7.7
Rate change in the company's income tax provision					8.4
Corporate tax rate					25.00%	27.00%	26.00%
Income tax benefit	64.8	58.8	42.3	28.3
U.S. Federal tax loss carryforwards	320.3
State and local tax loss carryforwards	248.3
Foreign tax loss carryforwards	232
Total tax loss carryforwards	800.6	750
Tax loss carryforwards, set to expire										11.3	4.6	5.8	11.5	25.4	742
Tax credit carryforwards	697.5
Tax credit carryforwards, set to expire										67.1	46.4	23.2	22.4	31.1	507.3
Cumulative undistributed earnings of foreign subsidiaries	965
Cash paid, net of refunds	74.9	52.7	58.2
Penalties and interest accrued related to income tax liabilities	$ 1	$ 0.9
Tax audit for the years					through 2008			2000-2003	through 2005

Income Taxes (Continuing Operations Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Income (loss) from continuing operations before income taxes, United States	$ (20.4)	$ 37.4	$ 25.9
Income (loss) from continuing operations before income taxes, Foreign	226.4	185.5	192.3
Income from continuing operations before income taxes	206	222.9	218.2
Continuing operations provision for income taxes, Current, United States	2.8	8.7	(6.7)
Continuing operations provision for income taxes, Current, Foreign	43.8	75.4	45.8
Continuing operations provision for income taxes, Current, State and local	0.2	0.3	(0.4)
Continuing operations provision for income taxes, Current, Total	46.8	84.4	38.7
Continuing operations provision for income taxes, Deferred, Foreign	18	(25.6)	3.6
Total continuing operations provision for income taxes	$ 64.8	$ 58.8	$ 42.3

Income Taxes (Reconciliation Of Provision For Income Taxes Attributable To Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
United States statutory income tax provision	$ 72.1	$ 78	$ 76.4
Income and losses for which no provision or benefit has been recognized	21.8	(3)	(7.8)
Foreign rate differential and other foreign tax expense	(9.9)	(32)	(6.1)
Income tax withholdings	9.8	13.1	8.8
Permanent items	4.2	4.3	5
Foreign currency devaluation		5.7
Enacted rate changes	8.4	4.1	2
Change in uncertain tax positions	6.1	1	4
Change in valuation allowances due to changes in judgment	(15.2)	(13.2)	(28.7)
Income tax credits, U.S.	(4.2)	0.4	(11.1)
Tax audit matters	(28.3)	0.1
Other		0.3	(0.2)
Total continuing operations provision for income taxes	$ 64.8	$ 58.8	$ 42.3

Income Taxes (Significant Portions Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Tax loss carryforwards	$ 800.6	$ 750
Postretirement benefits	787.1	529.4
Foreign tax credit carryforwards	553.3	479.4
Capitalized research and development	267.4	304.1
Other tax credit carryforwards	144.2	164.2
Deferred revenue	91	107.1
Employee benefits and compensation	54.3	53.5
Purchased capitalized software	46	45.8
Depreciation	38.6	60.2
Warranty, bad debts and other reserves	18.4	23.5
Capitalized costs	17.3	18.2
Debt related	8.8	38.2
Capitalized intellectual property rights		28.4
Other	22.9	39.8
Gross deferred tax assets	2,849.9	2,641.8
Valuation allowance	(2,648.5)	(2,426.4)
Total deferred tax assets	201.4	215.4
Other	27.1	30
Total deferred tax liabilities	27.1	30
Net deferred tax assets	$ 174.3	$ 185.4

Income Taxes (Reconciliation Of Changes In Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Balance at January 1	$ 19.5	$ 4
Additions based on tax positions related to the current year	6	13.9
Additions for tax positions of prior years		2.3
Reductions for tax positions of prior years		(0.2)
Reductions as a result of a lapse of applicable statute of limitations		(0.1)
Settlements	(1.2)	(0.4)
Balance at December 31	$ 24.3	$ 19.5

Properties (Components Of Properties) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total properties	$ 1,257.2	$ 1,339
Land [Member]
Property, Plant and Equipment [Line Items]
Total properties	3.3	3.8
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total properties	76.8	77.1
Machinery And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total properties	760.3	839.7
Internal-Use Software [Member]
Property, Plant and Equipment [Line Items]
Total properties	315.7	303.9
Rental Equipment [Member]
Property, Plant and Equipment [Line Items]
Total properties	$ 101.1	$ 114.5

Debt (Narrative) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended		3 Months Ended			12 Months Ended				0 Months Ended			1 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended
	Nov. 25, 2011	Jun. 23, 2011 years	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 30, 2011	Nov. 21, 2011 12 3/4% Senior Secured Notes Due 2014 [Member]	Nov. 11, 2011 12 3/4% Senior Secured Notes Due 2014 [Member]	Apr. 11, 2011 12 3/4% Senior Secured Notes Due 2014 [Member]	Mar. 31, 2011 12 3/4% Senior Secured Notes Due 2014 [Member]	Dec. 31, 2011 12 3/4% Senior Secured Notes Due 2014 [Member]	Mar. 30, 2011 12 3/4% Senior Secured Notes Due 2014 [Member]	Dec. 31, 2010 12 3/4% Senior Secured Notes Due 2014 [Member]	Apr. 11, 2011 14 1/4% Senior Secured Notes Due 2015 [Member]	Mar. 31, 2011 14 1/4% Senior Secured Notes Due 2015 [Member]	Dec. 31, 2011 14 1/4% Senior Secured Notes Due 2015 [Member]	Dec. 31, 2010 14 1/4% Senior Secured Notes Due 2015 [Member]	Mar. 30, 2011 14 1/4% Senior Secured Notes Due 2015 [Member]	Dec. 31, 2011 12 1/2% Senior Notes Due 2016 [Member]	Dec. 31, 2010 12 1/2% Senior Notes Due 2016 [Member]	Nov. 25, 2011 8% Senior Notes Due 2012 [Member]	Dec. 31, 2010 8% Senior Notes Due 2012 [Member]	Dec. 31, 2011 8% Senior Notes Due 2012 [Member]	Jun. 23, 2011 Letters Of Credit [Member]	Jun. 23, 2011 Previous Facility [Member]
Debt Instrument [Line Items]
Long-term debt maturities in 2012			$ 0.9			$ 0.9
Long-term debt maturities in 2013			0.3			0.3
Long-term debt maturities in 2014			186.2			186.2
Long-term debt maturities in 2015			25.5			25.5
Long-term debt maturities in 2016			150.6			150.6
Cash paid for interest						82.8	111.9	97.6
Capitalized interest expense						4.9	9.1	7.5
Aggregate principal amount redeemed															124.7						86.3			65.9
Maximum percentage that can be redeemed by company									35.00%
Charges recognized on debt instruments	4.4		3.2	45.7	31.8	(85.2)	(2.1)
Premium paid on redemptions of debt	4.3		3	42.2	28.2
Writing off of unamortized discounts, issuance costs and gains on redemptions	0.1		0.2	3.5	3.6
Senior secured notes										20		44.1		186.2		375	134.8		25.5	246.6
Interest rate of the debt instruments														12.75%		12.75%			14.25%	14.25%		12.50%	12.50%	8.00%	8.00%	8.00%
Maturity year of the debt instruments										2014	2014	2014	2014	2014			2015	2015	2015	2015		2016	2016	2012	2012
Maturity period (in years) of the credit facility		5
Maximum borrowing capacity under the credit agreement		150																									100	150
Letters of credit outstanding			29.8			29.8
Availability under the facility			85.8			85.8
Minimum consolidated cash and available credit facility		130
Covenant conditions of the credit facility		It also contains financial covenants requiring the company to maintain a minimum fixed charge coverage ratio and, if the company's consolidated cash plus availability under the credit facility falls below $130 million, a maximum secured leverage ratio. The credit agreement allows the company to pay dividends on its preferred stock unless the company is in default and to, among other things, repurchase its equity, prepay other debt, incur other debt or liens, dispose of assets and make acquisitions, loans and investments, provided the company complies with certain requirements and limitations set forth in the agreement.
Aggregate debt default amount to violate covenant, minimum		$ 50

Debt (Components Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Nov. 21, 2011 12 3/4% Senior Secured Notes Due 2014 [Member]	Nov. 11, 2011 12 3/4% Senior Secured Notes Due 2014 [Member]	Apr. 11, 2011 12 3/4% Senior Secured Notes Due 2014 [Member]	Mar. 31, 2011 12 3/4% Senior Secured Notes Due 2014 [Member]	Dec. 31, 2011 12 3/4% Senior Secured Notes Due 2014 [Member]	Dec. 31, 2010 12 3/4% Senior Secured Notes Due 2014 [Member]	Apr. 11, 2011 14 1/4% Senior Secured Notes Due 2015 [Member]	Mar. 31, 2011 14 1/4% Senior Secured Notes Due 2015 [Member]	Dec. 31, 2011 14 1/4% Senior Secured Notes Due 2015 [Member]	Dec. 31, 2010 14 1/4% Senior Secured Notes Due 2015 [Member]	Dec. 31, 2011 12 1/2% Senior Notes Due 2016 [Member]	Dec. 31, 2010 12 1/2% Senior Notes Due 2016 [Member]	Nov. 25, 2011 8% Senior Notes Due 2012 [Member]	Dec. 31, 2010 8% Senior Notes Due 2012 [Member]	Dec. 31, 2011 8% Senior Notes Due 2012 [Member]
Debt Instrument [Line Items]
Senior secured notes			$ 20		$ 44.1		$ 186.2	$ 375	$ 134.8		$ 25.5	$ 246.6
Senior notes													150.6	150.6		68
Other, net of unamortized discounts	(2.6)	(16.2)
Total	359.7	824
Less - current maturities	0.9	0.8
Total long-term debt	$ 358.8	$ 823.2
Interest rate of the debt instruments							12.75%	12.75%			14.25%	14.25%	12.50%	12.50%	8.00%	8.00%	8.00%
Maturity year of the debt instruments			2014	2014	2014	2014	2014		2015	2015	2015	2015	2016	2016	2012	2012

Other Liabilities (Components Of Other Accrued Liabilities (Current)) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Liabilities [Abstract]
Payrolls and commissions	$ 120.9	$ 143.1
Accrued vacations	70.4	75
Taxes other than income taxes	49.8	59.2
Income taxes	28.8	53.9
Postretirement	28.7	28.8
Accrued interest	14.6	30.9
Other	112.3	128
Total other accrued liabilities	$ 425.5	$ 518.9

Rental Expense And Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Rental Expense And Commitments [Abstract]
Net rental expense	$ 97.9	$ 100.4	$ 104.5
Income from subleases	9.8	11.2	14.6
Minimum net rental commitments under noncancelable operating leases in 2012	67.8
Minimum net rental commitments under noncancelable operating leases in 2013	56.3
Minimum net rental commitments under noncancelable operating leases in 2014	46.5
Minimum net rental commitments under noncancelable operating leases in 2015	37.2
Minimum net rental commitments under noncancelable operating leases in 2016	26.3
Minimum net rental commitments under noncancelable operating leases, thereafter	63.2
Future minimum sublease rentals	39.6
Idle leases rental commitments	9.4
Standby letters of credit and surety bonds outstanding	324
Deposits and collateralized assets	$ 57

Financial Instruments And Concentration Of Credit Risks (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Notional amount of foreign exchange forward contracts not designated as hedging instruments	$ 130.9	$ 26.2
Maturity period limit of foreign currency exchange instruments (in months)	1 month
Net fair value gain (loss) on foreign exchange forward contracts	0.8	0.5
Receivables due from U.S. federal governmental agencies	140	156
Difference between carrying amount and fair value of long-term debt	37	140
Prepaid Expenses And Other Current Assets [Member]
Derivative [Line Items]
Net fair value gain (loss) on foreign exchange forward contracts	0.9	0.5
Other Accrued Liabilities [Member]
Derivative [Line Items]
Net fair value gain (loss) on foreign exchange forward contracts	(0.1)	0
Other Income (Expense), Net [Member]
Derivative [Line Items]
Gain (loss) on foreign exchange forward contracts	$ 3.3	$ 0.6	$ (0.3)

Foreign Currency Translation (Details) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jan. 11, 2010	Jan. 10, 2010	Dec. 31, 2011 Venezuelan Subsidiary [Member] VEF
Foreign Currency Translation [Line Items]
Rate of inflation		100.00%
Inflation period (in years)		3
Bolivar Fuerte devalued percentage		50.00%
Foreign currency exchange rate					4.3	2.15
Foreign exchange loss	$ (20)
Assets		2,612.2	3,020.9	2,956.9			19
Gain (loss) recognized on foreign exchange		$ 17.2	$ (43.4)	$ (12.5)

Litigation And Contingencies (Details) In Millions, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2007 Lufthansa AG [Member] EUR (€)	Apr. 30, 2007 Ministry Of Justice Of Belgium [Member] EUR (€)
Loss Contingencies [Line Items]
Claim for damages against termination of contract		€ 21.4	€ 28
Counterclaim against termination of contract		1.5	18.5
Unreserved tax-related matters, inclusive of interest	$ 140

Segment Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 3,853.8	$ 4,019.6	$ 4,385.7
Technology [Member]
Segment Reporting Information [Line Items]
Intersegment profit	8.2	7.2	14.8
Revenues	595.5	672.9	724.7
Various Agencies Of U.S. Government [Member]
Segment Reporting Information [Line Items]
Revenues	$ 652	$ 842	$ 927

Segment Information (Customer Revenue By Classes Of Similar Products Or Services) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue from External Customer [Line Items]
Customer revenue	$ 3,853.8	$ 4,019.6	$ 4,385.7
Revenues, total	3,853.8	4,019.6	4,385.7
Technology [Member]
Revenue from External Customer [Line Items]
Customer revenue	499.2	562.2	560.8
Revenues, total	595.5	672.9	724.7
Services [Member]
Revenue from External Customer [Line Items]
Customer revenue	3,354.6	3,457.4	3,824.9
Revenues, total	3,360.9	3,463.3	3,831.8
Systems Integration And Consulting [Member] | Services [Member]
Revenue from External Customer [Line Items]
Customer revenue	1,164.7	1,223.1	1,360
Outsourcing [Member] | Services [Member]
Revenue from External Customer [Line Items]
Customer revenue	1,487.2	1,531.3	1,592.2
Infrastructure Services [Member] | Services [Member]
Revenue from External Customer [Line Items]
Customer revenue	487	472.4	563.9
Core Maintenance [Member] | Services [Member]
Revenue from External Customer [Line Items]
Customer revenue	215.7	230.6	308.8
Enterprise-Class Software And Servers [Member] | Technology [Member]
Revenue from External Customer [Line Items]
Customer revenue	443.9	462.5	464.6
Other Technology [Member] | Technology [Member]
Revenue from External Customer [Line Items]
Customer revenue	$ 55.3	$ 99.7	$ 96.2

Segment Information (Reconciliation Of Total Business Segment Operating Income To Consolidated Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total segment operating income	$ 324.6	$ 375.7	$ 330
Interest expense	(63.1)	(101.8)	(95.2)
Other income (expense), net	(55.5)	(51)	(16.6)
Income from continuing operations before income taxes	206	222.9	218.2
Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total segment operating income	360.1	373.8	301.4
Corporate And Eliminations [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Other income (expense), net	$ (35.5)	$ 1.9	$ 28.6

Segment Information (Reconciliation Of Total Business Segment Assets To Consolidated Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 2,612.2	$ 3,020.9	$ 2,956.9
Cash and cash equivalents	714.9	828.3	647.6	544
Deferred income taxes	201.4	215.4
Prepaid postretirement assets	43.9	31.2
Operating Segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,555.9	1,778.2	2,001.2
Deferred income taxes	208.6	220.3	200.5
Elimination For Sale Of Receivables [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets			(100)
Other Corporate Assets [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 88.9	$ 162.9	$ 207.6

Segment Information (Summary Of The Operations By Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Customer revenue	$ 3,853.8	$ 4,019.6	$ 4,385.7
Revenues, total	3,853.8	4,019.6	4,385.7
Operating income	324.6	375.7	330
Depreciation and amortization	194.8	250.6	352.5
Total assets	2,612.2	3,020.9	2,956.9
Capital expenditures	134.4	203.1	201.3
Technology [Member]
Segment Reporting Information [Line Items]
Customer revenue	499.2	562.2	560.8
Intersegment	96.3	110.7	163.9
Revenues, total	595.5	672.9	724.7
Operating income	128.3	142.2	87.8
Depreciation and amortization	78.4	59.2	77.4
Total assets	391.2	418.3	472
Capital expenditures	59.4	65.8	58
Services [Member]
Segment Reporting Information [Line Items]
Customer revenue	3,354.6	3,457.4	3,824.9
Intersegment	6.3	5.9	6.9
Revenues, total	3,360.9	3,463.3	3,831.8
Operating income	231.8	231.6	213.6
Depreciation and amortization	116.4	191.4	275.1
Total assets	1,164.7	1,359.9	1,529.2
Capital expenditures	65.2	125.3	141.8
Corporate [Member]
Segment Reporting Information [Line Items]
Intersegment	(102.6)	(116.6)	(170.8)
Revenues, total	(102.6)	(116.6)	(170.8)
Operating income	(35.5)	1.9	28.6
Total assets	1,056.3	1,242.7	955.7
Capital expenditures	$ 9.8	$ 12	$ 1.5

Segment Information (Revenue, Properties And Outsourcing Assets By Geographic Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, total	$ 3,853.8	$ 4,019.6	$ 4,385.7
Properties, net	191.3	219.7	225.7
Outsourcing assets, net	137.9	162.3	213.7
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,577.9	1,733.1	2,005.4
Properties, net	127.1	142.8	135.4
Outsourcing assets, net	61.5	69.6	72.3
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	408.7	426.2	469.2
Properties, net	22.1	23.1	27
Outsourcing assets, net	37.3	31.9	71.5
Other Foreign [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,867.2	1,860.3	1,911.1
Properties, net	42.1	53.8	63.3
Outsourcing assets, net	$ 39.1	$ 60.8	$ 69.9

Employee Plans (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Employee Plans [Line Items]
Number of unissued common shares available for grant under the plans	4,800,000
Age requirement for vesting provision, minimum	55
Completion of service period (in years) for stock awards	5 years
Maximum contractual term of options granted (in years)	5
Option vesting period (in years)	3 years
Share-based compensation expense recognized	$ 13.9	$ 9.4	$ 0.7
Cash received from stock options exercised	1.4	1.4
Deferred compensation liability	12	12.5
Expected pretax amortization of net loss in 2012	105.3
Expected pretax amortization of prior service cost in 2012	0.6
Expected cash contributions by the company in 2012	241
Pension Plans [Member]
Employee Plans [Line Items]
Matching contribution by the company as percentage of participants' contribution	50.00%
Percentage of eligible pay contributed by participants that will be matched	6.00%
Cost recognized for contribution plans	12.5	0	0
Expected pretax amortization of net loss in 2012	154.1
Expected pretax amortization of prior service cost in 2012	0.6
U.S. Plans [Member]
Employee Plans [Line Items]
Expected cash contributions by the company in 2012	143
International Plans [Member]
Employee Plans [Line Items]
Cost recognized for contribution plans	33.7	28.7	26.4
Expected cash contributions by the company in 2012	98
Other Postretirement Benefit Plans [Member]
Employee Plans [Line Items]
Expected pretax amortization of net loss in 2012	4.3
Expected pretax amortization of prior service cost in 2012	1.8
Expected cash contributions by the company in 2012	23
Employee Stock Option [Member]
Employee Plans [Line Items]
Share-based compensation expense recognized	9	5.5	2.1
Total intrinsic value of options exercised	4.4	5.9	0
Total unrecognized compensation cost	8.6
Weighted-average period (in years) to recognize compensation cost	1.7
Performance-Based Unit [Member]
Employee Plans [Line Items]
Reversal of previously-accrued compensation expense			2.4
Restricted Stock Units [Member]
Employee Plans [Line Items]
Share-based compensation expense recognized	4.9	3.9	(1.4)
Total unrecognized compensation cost	4.2
Weighted-average period (in years) to recognize compensation cost	1.8
Aggregate weighted-average grant-date fair value of units granted	11.3	7.7	1.1
Aggregate weighted-average grant-date fair value of units vested	5.7	4.2	3.3
Termination Of Employees [Member]
Employee Plans [Line Items]
Reversal of previously-accrued compensation expense			$ 2.6
Minimum [Member] | Performance-Based Unit [Member]
Employee Plans [Line Items]
Number of shares which will vest after achievement of goals	0
Maximum [Member] | Performance-Based Unit [Member]
Employee Plans [Line Items]
Number of shares which will vest after achievement of goals	1.5

Employee Plans (Fair Value Assumptions On Stock Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2009 years
Employee Plans [Abstract]
Weighted-average fair value of grant	$ 20.1	$ 17.83	$ 2.82
Risk-free interest rate	1.71%	1.74%	1.57%
Expected volatility	71.31%	72.20%	58.28%
Expected life of options in years	3.62	3.63	3.77
Expected dividend yield

Employee Plans (Summary Of Stock Option Activity) (Details) (Employee Stock Option [Member], USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 years
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at December 31, 2010, Shares	3,125
Outstanding at December 31, 2010, Weighted-Average Exercise Price	$ 85.78
Granted, Shares	618
Granted, Weighted-Average Exercise Price	$ 38.38
Exercised, Shares	(161)
Exercised, Weighted-Average Exercise Price	$ 8.88
Forfeited and expired, Shares	(875)
Forfeited and expired, Weighted-Average Exercise Price	$ 157.62
Outstanding at December 31, 2011, Shares	2,707
Outstanding at December 31, 2011, Weighted-Average Exercise Price	$ 56.81
Outstanding at December 31, 2011, Weighted-Average Remaining Contractual Term (years)	2.31
Outstanding at December 31, 2011, Aggregate Intrinsic Value	$ 8.3
Expected to vest at December 31, 2011, Shares	1,128
Expected to vest at December 31, 2011, Weighted-Average Exercise Price	$ 31.42
Expected to vest at December 31, 2011, Weighted-Average Remaining Contractual Term (years)	3.46
Expected to vest at December 31, 2011, Aggregate Intrinsic Value	2.7
Exercisable at December 31, 2011, Shares	1,555
Exercisable at December 31, 2011, Weighted-Average Exercise Price	$ 75.56
Exercisable at December 31, 2011, Weighted-Average Remaining Contractual Term (years)	1.46
Exercisable at December 31, 2011, Aggregate Intrinsic Value	$ 5.5

Employee Plans (Summary Of Restricted Stock Unit Activity) (Details) (Restricted Stock Units [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at December 31, 2010, Restricted Stock Units	401
Outstanding at December 31, 2010, Weighted-Average Grant-Date Fair Value	$ 29.1
Granted, Restricted Stock Units	299
Granted, Weighted-Average Grant-Date Fair Value	$ 37.75
Vested, Restricted Stock Units	(209)
Vested, Weighted-Average Grant-Date Fair Value	$ 27.42
Forfeited and expired, Restricted Stock Units	(107)
Forfeited and expired, Weighted-Average Grant-Date Fair Value	$ 40.23
Outstanding at December 31, 2011, Restricted Stock Units	384
Outstanding at December 31, 2011, Weighted-Average Grant-Date Fair Value	$ 32.39

Employee Plans (Funded Status Of The Plan And Amounts Recognized In Consolidated Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Other accrued liabilities	$ (28.7)	$ (28.8)
Long-term postretirement liabilities	(2,224)	(1,509.2)
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	4,862.6	4,707.6
Service cost
Interest cost	264	276.4	285
Actuarial loss (gain)	373.7	221.4
Benefits paid	(345.5)	(342.8)
Benefit obligation at end of year	5,154.8	4,862.6	4,707.6
Fair value of plan assets at beginning of year	3,899.9	3,740.6
Actual return on plan assets	(3.1)	495.1
Employer contributions	7.4	7
Benefits paid	(345.5)	(342.8)
Fair value of plan assets at end of year	3,558.7	3,899.9	3,740.6
Funded status at end of year	(1,596.1)	(962.7)
Other accrued liabilities	(7.3)	(7.3)
Long-term postretirement liabilities	(1,588.8)	(955.4)
Total funded status	(1,596.1)	(962.7)
Net loss	(2,910.8)	(2,275.1)
Prior service cost (credit)	2.8	3.5
Accumulated benefit obligation	5,154.8	4,862.6
International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	2,450.6	2,523.5
Service cost	10.7	14.5	11.9
Interest cost	126.4	119.7	113.2
Plan participants' contributions	3.4	3.9
Plan curtailment	(6)
Actuarial loss (gain)	94.8	(18.7)
Benefits paid	(90.9)	(92.8)
Foreign currency translation and other adjustments	(28.9)	(99.5)
Benefit obligation at end of year	2,560.1	2,450.6	2,523.5
Fair value of plan assets at beginning of year	2,066	1,985.4
Actual return on plan assets	87.9	171.3
Employer contributions	75.3	74.5
Plan participants' contributions	3.4	3.9
Benefits paid	(90.9)	(92.8)
Foreign currency translation adjustments	(25.9)	(76.3)
Fair value of plan assets at end of year	2,115.8	2,066	1,985.4
Funded status at end of year	(444.3)	(384.6)
Prepaid postretirement assets	43.2	30.4
Other accrued liabilities	(0.2)	(0.2)
Long-term postretirement liabilities	(487.3)	(414.8)
Total funded status	(444.3)	(384.6)
Net loss	(679.6)	(584)
Prior service cost (credit)	(1.4)	(1.4)
Accumulated benefit obligation	2,527.8	2,358.9
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	168.5	174.3
Service cost	0.4	0.4	0.1
Interest cost	10	10.7	11.5
Plan participants' contributions	5.7	5.6
Amendments		1.5
Actuarial loss (gain)	6.5	3.9
Federal drug subsidy	3	2
Benefits paid	(27.5)	(29.9)
Foreign currency translation and other adjustments	11
Benefit obligation at end of year	177.6	168.5	174.3
Fair value of plan assets at beginning of year	9	9.1
Actual return on plan assets	0.2	0.3
Employer contributions	21.9	23.9
Plan participants' contributions	5.7	5.6
Benefits paid	(27.5)	(29.9)
Fair value of plan assets at end of year	9.3	9	9.1
Funded status at end of year	(168.3)	(159.5)
Prepaid postretirement assets	0.7	0.8
Other accrued liabilities	(21.2)	(21.3)
Long-term postretirement liabilities	(147.8)	(139)
Total funded status	(168.3)	(159.5)
Net loss	44.7	35.3
Prior service cost (credit)	$ 6.6	$ 8.4

Employee Plans (Schedule Of Accumulated Benefit Obligation In Excess Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Employee Plans [Abstract]
Accumulated benefit obligation	$ 7,279.4	$ 6,516.5
Fair value of plan assets	$ 5,201.1	$ 5,180.5

Employee Plans (Schedule Of Projected Benefit Obligation In Excess Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Employee Plans [Abstract]
Projected benefit obligation	$ 7,301.8	$ 6,891.2
Fair value of plan assets	$ 5,218.2	$ 5,513.4

Employee Plans (Components Of Net Periodic Benefit (Income) Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost
Interest cost	264	276.4	285
Expected return on plan assets	(337.4)	(365)	(384.7)
Amortization of prior service cost	0.7	0.7	0.7
Recognized net actuarial loss	78.5	54.3	74.3
Net periodic benefit cost (income)	5.8	(33.6)	(24.7)
International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	10.7	14.5	11.9
Interest cost	126.4	119.7	113.2
Expected return on plan assets	(135.3)	(129.5)	(128.2)
Amortization of prior service cost	(0.1)
Recognized net actuarial loss	26.8	26	4.2
Net periodic benefit cost (income)	28.5	30.7	1.1
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.4	0.4	0.1
Interest cost	10	10.7	11.5
Expected return on plan assets	(0.5)	(0.5)	(0.5)
Amortization of prior service cost	1.8	1.4	1.5
Recognized net actuarial loss	4.2	3.7	2.9
Net periodic benefit cost (income)	$ 15.9	$ 15.7	$ 15.5

Employee Plans (Schedule Of Weighted-Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate, net periodic benefit cost	5.68%		6.11%		6.75%
Rate of compensation increase, net periodic benefit cost
Expected long-term rate of return on assets, net periodic benefit cost	8.75%	[1]	8.75%	[1]	8.75%	[1]
Discount rate, benefit obligations	4.96%		5.68%		6.11%
Rate of compensation increase, benefit obligations
Expected long-term rate of return on plan assets for 2012	8.00%
International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate, net periodic benefit cost	5.32%		5.30%		6.42%
Rate of compensation increase, net periodic benefit cost	2.93%		3.04%		2.88%
Expected long-term rate of return on assets, net periodic benefit cost	6.57%	[1]	6.63%	[1]	6.57%	[1]
Discount rate, benefit obligations	4.65%		5.32%		5.30%
Rate of compensation increase, benefit obligations	2.66%		2.93%		3.04%
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate, net periodic benefit cost	6.42%		6.62%		7.02%
Expected long-term rate of return on assets, net periodic benefit cost	6.75%		6.75%		6.75%
Discount rate, benefit obligations	5.84%		6.42%		6.62%

[1]	For 2012, the company has assumed that the expected long-term rate of return on plan assets for its U.S. defined benefit pension plan will be 8.00%.

Employee Plans (Company's Investment Policy Targets And Ranges For Each Asset Category) (Details)	12 Months Ended
Dec. 31, 2011
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target	58.00%
Equity securities, Range minimum	52.00%
Equity securities, Range maximum	64.00%
Debt securities, Target	36.00%
Debt securities, Range minimum	33.00%
Debt securities, Range maximum	39.00%
Real estate, Target	6.00%
Real estate, Range minimum	3.00%
Real estate, Range maximum	9.00%
Cash, Target	0.00%
Cash, Range minimum	0.00%
Cash, Range maximum	5.00%
Other, Target	0.00%
International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target	41.00%
Equity securities, Range minimum	36.00%
Equity securities, Range maximum	45.00%
Debt securities, Target	56.00%
Debt securities, Range minimum	49.00%
Debt securities, Range maximum	62.00%
Real estate, Target	1.00%
Real estate, Range minimum	0.00%
Real estate, Range maximum	3.00%
Cash, Target	1.00%
Cash, Range minimum	0.00%
Cash, Range maximum	3.00%
Other, Target	1.00%
Other, Range minimum	0.00%
Other, Range maximum	5.00%

Employee Plans (Expected Future Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected future benefit payments, 2012	$ 356.4
Expected future benefit payments, 2013	356.3
Expected future benefit payments, 2014	356.3
Expected future benefit payments, 2015	356.3
Expected future benefit payments, 2016	356.4
Expected future benefit payments, 2017 - 2021	1,775.6
International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected future benefit payments, 2012	85.8
Expected future benefit payments, 2013	88.6
Expected future benefit payments, 2014	91
Expected future benefit payments, 2015	93.5
Expected future benefit payments, 2016	96.4
Expected future benefit payments, 2017 - 2021	518.1
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected future benefit payments, 2012	26.4
Expected future benefit payments, 2013	24.2
Expected future benefit payments, 2014	23.5
Expected future benefit payments, 2015	22.9
Expected future benefit payments, 2016	21.7
Expected future benefit payments, 2017 - 2021	60.6
Gross Medicare Part D Receipts, 2012	2.3
Gross Medicare Part D Receipts, 2013	2.2
Gross Medicare Part D Receipts, 2014	2
Gross Medicare Part D Receipts, 2015	1.9
Gross Medicare Part D Receipts, 2016	1.7
Gross Medicare Part D Receipts, 2017 - 2021	$ 4

Employee Plans (Assumed Health Care Cost Trend Rates) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Employee Plans [Abstract]
Health care cost trend rate assumed for next year	7.30%	8.10%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2017	2017

Employee Plans (Effect Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Employee Plans [Abstract]
Effect on service and interest cost, 1-Percentage-Point Increase	$ 0.5
Effect on service and interest cost, 1-Percentage-Point Decrease	(0.2)
Effect on postretirement benefit obligation, 1-Percentage-Point Increase	5.1
Effect on postretirement benefit obligation, 1-Percentage-Point Decrease	$ (4.5)

Employee Plans (Schedule Of Plans' Assets (Liabilities) At Fair Value) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	$ 3,558.7	$ 3,899.9	$ 3,740.6
International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	2,115.8	2,066	1,985.4
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	9.3	9	9.1
Real Estate [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	33.7	32.1
Real Estate [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	29	28.1
Exchange Traded Fund - Bond [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	1.4	1.3
Pooled Funds [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	165.5	145.9
Pooled Funds [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	3.7	1.3
Pooled Funds [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	0.4	0.3
Cash [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	0.3	0.1
Cash [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	21.4	58.5
Receivables [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	86.9	94.2
Receivables [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total		4.6
Payables [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	(167.8)	(205)
Fair Value Level 1 [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	1,820.3	2,103.7
Fair Value Level 1 [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	26.7	283.5
Fair Value Level 1 [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	1.4	1.3
Fair Value Level 1 [Member] | Exchange Traded Fund - Bond [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	1.4	1.3
Fair Value Level 1 [Member] | Cash [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	0.3	0.1
Fair Value Level 1 [Member] | Cash [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	21.4	58.5
Fair Value Level 1 [Member] | Receivables [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	86.9	94.2
Fair Value Level 1 [Member] | Receivables [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total		4.6
Fair Value Level 1 [Member] | Payables [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	(167.8)	(205)
Fair Value Level 2 [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	1,579.5	1,636.9
Fair Value Level 2 [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	1,904.1	1,592.6
Fair Value Level 2 [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	0.4	0.3
Fair Value Level 2 [Member] | Pooled Funds [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	165.5	145.9
Fair Value Level 2 [Member] | Pooled Funds [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	3.7	1.3
Fair Value Level 2 [Member] | Pooled Funds [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	0.4	0.3
Fair Value Level 3 [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	158.9	159.3	188.9
Fair Value Level 3 [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	185	189.9	217.3
Fair Value Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	7.5	7.4
Fair Value Level 3 [Member] | Real Estate [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	33.7	32.1	54.2
Fair Value Level 3 [Member] | Real Estate [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	29	28.1	27.3
Common Stock [Member] | Equity Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	1,627.2	1,949.2
Common Stock [Member] | Equity Securities [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	4.9	122.2
Common Stock [Member] | Fair Value Level 1 [Member] | Equity Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	1,627.2	1,949.2
Common Stock [Member] | Fair Value Level 1 [Member] | Equity Securities [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	4.9	122.2
Commingled Funds [Member] | Equity Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	394.2	621.1
Commingled Funds [Member] | Equity Securities [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	783.4	792.8
Commingled Funds [Member] | Debt Securities [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	799.9	440.8
Commingled Funds [Member] | Other [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	83.6	84.1
Commingled Funds [Member] | Other [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	60.4	60.6
Commingled Funds [Member] | Fair Value Level 2 [Member] | Equity Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	394.2	621.1
Commingled Funds [Member] | Fair Value Level 2 [Member] | Equity Securities [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	783.4	792.8
Commingled Funds [Member] | Fair Value Level 2 [Member] | Debt Securities [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	799.9	440.8
Commingled Funds [Member] | Fair Value Level 2 [Member] | Other [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	83.6	84.1
Commingled Funds [Member] | Fair Value Level 2 [Member] | Other [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	49.9	51.4
Commingled Funds [Member] | Fair Value Level 3 [Member] | Other [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	10.5	9.2
U.S. And U.K. Govt. Securities [Member] | Debt Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	170	126.2
U.S. And U.K. Govt. Securities [Member] | Debt Securities [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total		97.7
U.S. And U.K. Govt. Securities [Member] | Fair Value Level 1 [Member] | Debt Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	170	126.2
U.S. And U.K. Govt. Securities [Member] | Fair Value Level 1 [Member] | Debt Securities [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total		97.7
Other Fixed Income [Member] | Debt Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	929.7	791.6
Other Fixed Income [Member] | Debt Securities [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	242.5	308.8
Other Fixed Income [Member] | Fair Value Level 2 [Member] | Debt Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	929.7	791.6
Other Fixed Income [Member] | Fair Value Level 2 [Member] | Debt Securities [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	242.5	308.8
Insurance Contracts [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	7.5	7.4
Insurance Contracts [Member] | Debt Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	79.6	70.3
Insurance Contracts [Member] | Debt Securities [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	145.5	152.6
Insurance Contracts [Member] | Fair Value Level 3 [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	7.5	7.4
Insurance Contracts [Member] | Fair Value Level 3 [Member] | Debt Securities [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	79.6	70.3
Insurance Contracts [Member] | Fair Value Level 3 [Member] | Debt Securities [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	145.5	152.6
Real Estate Investment Trusts [Member] | Real Estate [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	99.8	139
Real Estate Investment Trusts [Member] | Real Estate [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	0.4	0.5
Real Estate Investment Trusts [Member] | Fair Value Level 1 [Member] | Real Estate [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	99.8	139
Real Estate Investment Trusts [Member] | Fair Value Level 1 [Member] | Real Estate [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	0.4	0.5
Derivatives [Member] | Other [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	10.4	(5.8)
Derivatives [Member] | Other [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	24.7	(2.5)
Derivatives [Member] | Fair Value Level 1 [Member] | Other [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	3.9
Derivatives [Member] | Fair Value Level 2 [Member] | Other [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	6.5	(5.8)
Derivatives [Member] | Fair Value Level 2 [Member] | Other [Member] | International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	24.7	(2.5)
Private Equity [Member] | Other [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	45.6	56.9
Private Equity [Member] | Fair Value Level 3 [Member] | Other [Member] | U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets total	$ 45.6	$ 56.9

Employee Plans (Summary Of Changes In The Fair Value Of The Plans' Level 3 Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 U.S. Plans [Member]	Dec. 31, 2010 U.S. Plans [Member]	Dec. 31, 2009 U.S. Plans [Member]	Dec. 31, 2011 U.S. Plans [Member] Real Estate [Member]	Dec. 31, 2010 U.S. Plans [Member] Real Estate [Member]	Dec. 31, 2011 U.S. Plans [Member] Fair Value Level 3 [Member]	Dec. 31, 2010 U.S. Plans [Member] Fair Value Level 3 [Member]	Dec. 31, 2011 U.S. Plans [Member] Fair Value Level 3 [Member] Real Estate [Member]	Dec. 31, 2010 U.S. Plans [Member] Fair Value Level 3 [Member] Real Estate [Member]	Dec. 31, 2011 U.S. Plans [Member] Fair Value Level 3 [Member] Private Equity [Member]	Dec. 31, 2010 U.S. Plans [Member] Fair Value Level 3 [Member] Private Equity [Member]	Dec. 31, 2011 U.S. Plans [Member] Fair Value Level 3 [Member] Insurance Contracts [Member]	Dec. 31, 2010 U.S. Plans [Member] Fair Value Level 3 [Member] Insurance Contracts [Member]	Dec. 31, 2010 U.S. Plans [Member] Fair Value Level 3 [Member] Derivatives [Member]	Dec. 31, 2011 Other Postretirement Benefit Plans [Member]	Dec. 31, 2010 Other Postretirement Benefit Plans [Member]	Dec. 31, 2009 Other Postretirement Benefit Plans [Member]	Dec. 31, 2011 Other Postretirement Benefit Plans [Member] Fair Value Level 3 [Member]	Dec. 31, 2010 Other Postretirement Benefit Plans [Member] Fair Value Level 3 [Member]	Dec. 31, 2011 Other Postretirement Benefit Plans [Member] Fair Value Level 3 [Member] Insurance Contracts [Member]	Dec. 31, 2010 Other Postretirement Benefit Plans [Member] Fair Value Level 3 [Member] Insurance Contracts [Member]	Dec. 31, 2011 International Plans [Member]	Dec. 31, 2010 International Plans [Member]	Dec. 31, 2009 International Plans [Member]	Dec. 31, 2011 International Plans [Member] Real Estate [Member]	Dec. 31, 2010 International Plans [Member] Real Estate [Member]	Dec. 31, 2011 International Plans [Member] Fair Value Level 3 [Member]	Dec. 31, 2010 International Plans [Member] Fair Value Level 3 [Member]	Dec. 31, 2011 International Plans [Member] Fair Value Level 3 [Member] Real Estate [Member]	Dec. 31, 2010 International Plans [Member] Fair Value Level 3 [Member] Real Estate [Member]	Dec. 31, 2011 International Plans [Member] Fair Value Level 3 [Member] Commingled Funds [Member]	Dec. 31, 2010 International Plans [Member] Fair Value Level 3 [Member] Commingled Funds [Member]	Dec. 31, 2011 International Plans [Member] Fair Value Level 3 [Member] Insurance Contracts [Member]	Dec. 31, 2010 International Plans [Member] Fair Value Level 3 [Member] Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 3,558.7	$ 3,899.9	$ 3,740.6	$ 33.7	$ 32.1	$ 159.3	$ 188.9	$ 32.1	$ 54.2	$ 56.9	$ 69.4	$ 70.3	$ 64.8	$ 0.5	$ 9.3	$ 9	$ 9.1	$ 7.5	$ 7.4	$ 7.4	$ 7.5	$ 2,115.8	$ 2,066	$ 1,985.4	$ 29	$ 28.1	$ 189.9	$ 217.3	$ 28.1	$ 27.3	$ 9.2	$ 22.6	$ 152.6	$ 167.4
Realized gains (losses)						10.3	10.6	0.3	3.8	10	6.8									0.1	0.2							0.8				0.8
Purchases or acquisitions						7.7	0.8				0.8	7.7								0.5	0.4						7.3	6.8	1.1		1.3	1	4.9	5.8
Sales or dispositions						(28.6)	(43.1)	(1.3)	(21.9)	(27.3)	(20.7)			(0.5)						(0.5)	(0.7)						(12.7)	(27.7)	(0.7)		(0.2)	(15.1)	(11.8)	(12.6)
Currency and unrealized gains (losses) relating to instruments still held at end of year						10.2	2.1	2.6	(4)	6	0.6	1.6	5.5														0.5	(7.3)	0.5	0.8	0.2	(0.1)	(0.2)	(8)
Fair value of plan assets at end of year	$ 3,558.7	$ 3,899.9	$ 3,740.6	$ 33.7	$ 32.1	$ 158.9	$ 159.3	$ 33.7	$ 32.1	$ 45.6	$ 56.9	$ 79.6	$ 70.3		$ 9.3	$ 9	$ 9.1	$ 7.5	$ 7.4	$ 7.5	$ 7.4	$ 2,115.8	$ 2,066	$ 1,985.4	$ 29	$ 28.1	$ 185	$ 189.9	$ 29	$ 28.1	$ 10.5	$ 9.2	$ 145.5	$ 152.6

Stockholders' Equity (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2011	Dec. 31, 2011	Dec. 31, 2010
Common stock, shares authorized		100,000,000	100,000,000
Common stock, par value		$ 0.01	$ 0.01
Preferred stock, shares authorized		40,000,000
Preferred stock, par value		$ 1
Unissued common stock reserved for stock - based incentive plans and convertible preferred stock issuance		21,100,000
Sale of preferred stock	2,587,500	2,600,000	0
Convertible preferred stock dividend, rate		6.25%
Net proceeds from issuance of 6.25% mandatory convertible preferred stock	$ 249.7
Trading days		20
Initial liquidation preference per share		$ 100
Preferred stock dividend per year per share		$ 6.25
Annualized dividend on mandatory convertible preferred stock		$ 16.2
Maximum [Member]
Conversion rate of preferred stock	2.6717
Minimum [Member]
Conversion rate of preferred stock	2.1899

Stockholders' Equity (Components Of Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders' Equity [Abstract]
Consolidated net income before discontinued operations	$ 141.2	$ 164.1	$ 175.9
Income from discontinued operations, net of tax		77.2	17.1
Net income	141.2	241.3	193
Foreign currency translation adjustments	(46.3)	31.9	78.1
Foreign currency translation reclassification adjustment		(7.7)
Postretirement adjustments, net of tax of $(20.3), $22.1 and $(94.0)	(728.5)	62.7	(212.7)
Total other comprehensive income (loss)	(774.8)	86.9	(134.6)
Comprehensive income (loss)	(633.6)	328.2	58.4
Comprehensive income (loss) attributable to noncontrolling interests	5	6.9	(22)
Comprehensive income (loss) attributable to Unisys Corporation	(638.6)	321.3	80.4
Postretirement adjustments, tax	$ (20.3)	$ 22.1	$ (94)

Stockholders' Equity (Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated other comprehensive income (loss), Beginning balance	$ (2,928.3)
Accumulated other comprehensive income (loss), Change during period	(774.8)	86.9	(134.6)
Accumulated other comprehensive income (loss), Ending balance	(3,700.9)	(2,928.3)
Postretirement Plans, Change during period	(728.5)	62.7	(212.7)
Unisys Corporation [Member]
Accumulated other comprehensive income (loss), Beginning balance	(2,928.3)	(3,013.5)	(2,904.6)
Accumulated other comprehensive income (loss), Change during period	(772.6)	85.2	(108.9)
Accumulated other comprehensive income (loss), Ending balance	(3,700.9)	(2,928.3)	(3,013.5)
Translation Adjustments, Beginning balance	(604.2)	(629.9)	(701.5)
Translation Adjustments, Change during period	(44.9)	25.7	71.6
Translation Adjustments, Ending balance	(649.1)	(604.2)	(629.9)
Postretirement Plans, Beginning balance	(2,324.1)	(2,383.6)	(2,203.1)
Postretirement Plans, Change during period	(727.7)	59.5	(180.5)
Postretirement Plans, Ending balance	$ (3,051.8)	$ (2,324.1)	$ (2,383.6)

Stockholders' Equity (Changes In Preferred Stock, Common Stock And Treasury Stock) (Details)	Dec. 31, 2011	Feb. 28, 2011	Dec. 31, 2010	Dec. 31, 2009 Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2010 Treasury Stock [Member]	Dec. 31, 2009 Treasury Stock [Member]	Dec. 31, 2011 Treasury Stock [Member]
Class of Stock [Line Items]
Beginning Balance					2,600,000	42,900,000	42,500,000	37,200,000	200,000	200,000	300,000
Stock-based compensation						900,000	400,000	100,000	100,000
Shares issued in debt exchange, shares								5,200,000
Sale of preferred stock	2,600,000	2,587,500	0		2,600,000
Ending Balance					2,600,000	43,800,000	42,900,000	42,500,000	300,000	200,000	300,000

Schedule II - Valuation And Qualifying Accounts (Details) (Allowance For Doubtful Accounts [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 37		$ 45.6		$ 51
Additions Charged to Costs and Expenses	(0.6)		(0.9)		(1.2)
Deductions	(1.1)	[1]	(7.7)	[1]	(4.2)	[1]
Balance at End of Period	$ 35.3		$ 37		$ 45.6

[1]	Includes write-off of bad debts less recoveries and foreign currency translation adjustments.